UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-6322

Exact name of registrant as specified in charter:	Delaware Pooled Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The All-Cap Growth Equity Portfolio

July 31, 2007

	Number of
	Shares	Value
Common Stock – 99.61%²
Basic Industry/Capital Goods – 1.06%
Graco	500	$ 20,520
Praxair	600	45,972
		66,492
Business Services – 14.78%
Corporate Executive Board	2,000	134,840
Equifax	1,900	76,874
Expeditors International Washington	3,200	142,976
†Global Cash Access Holdings	11,900	162,554
Paychex	2,100	86,898
†Research in Motion	1,500	321,000
		925,142
Consumer Durables – 1.26%
†Select Comfort	4,950	78,903
		78,903
Consumer Non-Durables – 6.92%
†NetFlix	13,500	232,605
Staples	2,300	52,946
†Starbucks	1,400	37,352
Walgreen	1,400	61,852
Whole Foods Market	1,300	48,152
		432,907
Consumer Services – 22.51%
†eBay	7,500	243,000
Heartland Payment Systems	4,300	133,429
IHOP	4,600	300,058
International Game Technology	1,900	67,108
Jackson Hewitt Tax Service	3,700	100,640
†MGM MIRAGE	1,000	73,110
Strayer Education	800	121,224
Weight Watchers International	7,647	371,032
		1,409,601
Energy – 0.34%
EOG Resources	300	21,030
		21,030
Financials – 12.64%
†Affiliated Managers Group	100	11,300
Bank of New York Mellon	1,226	52,166
CME Group	150	82,875
†IntercontinentalExchange	2,650	400,495
NYMEX Holdings	500	62,250
optionsXpress Holdings	7,300	182,573
		791,659
Health Care – 15.05%
†Abiomed	3,300	34,122
Allergan	3,800	220,894
†Genentech	3,000	223,140
UnitedHealth Group	7,500	363,225
†Zimmer Holdings	1,300	101,088
		942,469
Technology – 25.05%
†Apple	400	52,704
Blackbaud	2,400	50,256
†Crown Castle International	3,700	134,125
†Google Class A	325	165,750
†Intuit	9,600	274,944
†j2 Global Communications	4,500	146,880
†NAVTEQ	700	37,891
QUALCOMM	9,200	383,180

†SanDisk	1,200	64,356
Seagate Technology	11,000	258,610
		1,568,696
Total Common Stock (cost $5,323,847)		6,236,899
	Principal
	Amount
Repurchase Agreements – 0.94%
With BNP Paribas 5.08% 8/1/07
(dated 7/31/07, to be repurchased at $26,174,
collateralized by $8,430 U.S. Treasury Notes
2.75% due 8/15/07, market value $8,532
and $17,910 U.S. Treasury Notes 5.625% due 5/15/08,
market value $18,217)	$26,170	26,170
With Cantor Fitzgerald 5.07% 8/1/07
(dated 7/31/07, to be repurchased at $14,272,
collateralized by $4,250 U.S. Treasury Notes
3.375% due 9/15/09, market value $4,195
and $9,990 U.S. Treasury Notes 5.00% due 8/15/11,
market value $10,369)	14,270	14,270
With UBS Warburg 5.06% 8/1/07
(dated 7/31/07, to be repurchased at $18,563,
collateralized by $18,790 U.S. Treasury Notes 4.875%
due 6/30/09, market value $18,942)	18,560	18,560
Total Repurchase Agreements (cost $59,000)		59,000

Total Value of Securities – 100.55%
(cost $5,382,847)		6,295,899
Liabilities Net of Receivables and Other Assets (See Notes) – (0.55%)		(34,574)
Net Assets Applicable to 1,029,931 Shares Outstanding – 100.00%		$6,261,325

†Non-income producing security for the period ended July 31, 2007.
²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The All-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 portfolio net asset value calculations as late as the portfolio's last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$5,603,226
Aggregate unrealized appreciation	957,466
Aggregate unrealized depreciation	(264,793)
Net unrealized appreciation	$ 692,673

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $5,925,694 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $3,243,860 expires in 2009, $2,008,163 expires in 2010, $596,717 expires in 2011, and $76,954 in 2014.

3. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of July 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

4. Change in Custodian
On August 2, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Portfolio’s custodian.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Core Focus Fixed Income Portfolio

July 31, 2007

	Principal
	Amount	Value
	(U.S.$)	(U.S.$)
Agency Asset-Backed Securities – 0.09%
Fannie Mae Grantor Trust Series 2003-T4 2A5 4.907% 9/26/33	$ 51,693	$ 51,465
Total Agency Asset-Backed Securities (cost $51,214)		51,465

Agency Collateralized Mortgage Obligations – 2.98%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26	14,203	14,677
Series 2002-90 A1 6.50% 6/25/42	3,476	3,545
Series 2002-90 A2 6.50% 11/25/42	10,878	11,066
Series 2003-122 AJ 4.50% 2/25/28	24,120	23,407
Series 2005-110 MB 5.50% 9/25/35	154,998	155,369
•Series 2006-M2 A2F 5.259% 5/25/20	305,000	293,393
Fannie Mae Grantor Trust
•Series 2001-T5 A2 7.00% 2/19/30	116,105	119,131
Series 2001-T8 A2 9.50% 7/25/41	13,674	14,657
Series 2002-T4 A3 7.50% 12/25/41	8,332	8,644
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	15,951	16,301
Series 2004-W11 1A2 6.50% 5/25/44	27,040	27,641
Freddie Mac
Series 1730 Z 7.00% 5/15/24	18,213	19,091
Series 2326 ZQ 6.50% 6/15/31	38,415	40,053
Series 2662 MA 4.50% 10/15/31	41,143	40,312
Series 2694 QG 4.50% 1/15/29	165,000	159,674
Series 2872 GC 5.00% 11/15/29	45,000	44,060
Series 2890 PC 5.00% 7/15/30	115,000	112,456
Series 2915 KP 5.00% 11/15/29	40,000	39,176
Series 3005 ED 5.00% 7/15/25	165,000	154,530
Series 3022 MB 5.00% 12/15/28	35,000	34,533
Series 3063 PC 5.00% 2/15/29	145,000	143,368
Series 3123 HT 5.00% 3/15/26	95,000	88,265
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	4,568	4,600
Series T-58 2A 6.50% 9/25/43	20,117	20,529
GNMA
Series 2002-61 BA 4.648% 3/16/26	21,233	21,034
Series 2003-78 B 5.11% 10/16/27	85,000	84,201
Government National Mortgage Association Series 2002-28 B 5.779% 7/16/24	40,134	40,457
Total Agency Collateralized Mortgage Obligations (cost $1,746,737)		1,734,170

Agency Mortgage-Backed Securities – 26.72%
Fannie Mae
6.171% 5/1/09	4,562	4,573
6.50% 8/1/17	20,501	20,847
Fannie Mae Relocation 30 yr
5.00% 11/1/33	28,785	27,342
5.00% 1/1/34	10,685	10,141
5.00% 8/1/34	14,396	13,664
5.00% 11/1/34	62,687	59,497
5.00% 1/1/36	250,450	237,246
5.00% 2/1/36	206,893	195,619
Fannie Mae S.F. 15 yr
4.50% 8/1/19	14,711	14,061
5.00% 10/1/18	20,404	19,885
5.00% 2/1/19	31,450	30,593
5.00% 1/1/20	19,741	19,168
5.00% 6/1/20	3,519	3,417
5.00% 2/1/21	11,541	11,190
5.50% 4/1/21	17,301	17,089
7.00% 11/1/14	4,477	4,615

Fannie Mae S.F. 15 yr TBA
4.50% 8/1/22	350,000	333,375
5.00% 8/1/22	1,100,000	1,066,313
5.50% 8/25/20	260,000	256,791
6.00% 8/1/22	1,065,000	1,071,489
Fannie Mae S.F. 30 yr
5.00% 3/1/34	56,180	52,995
5.00% 5/1/34	19,116	18,019
5.00% 1/1/35	28,404	26,773
5.00% 5/1/35	138,905	130,677
5.00% 3/1/36	115,960	108,886
5.00% 4/1/36	88,849	83,429
5.50% 3/1/29	51,368	49,868
5.50% 4/1/29	53,734	52,164
5.50% 2/1/35	117,022	113,431
5.50% 5/1/35	105,441	102,096
5.50% 12/1/35	189,235	183,232
5.50% 3/1/36	107,493	103,870
5.50% 4/1/36	268,687	259,632
5.50% 5/1/36	95,714	92,488
6.00% 9/1/34	3,059	3,042
6.00% 11/1/34	16,537	16,444
6.00% 10/1/35	31,096	30,869
6.00% 4/1/36	113,138	112,176
6.50% 6/1/29	14,048	14,348
6.50% 1/1/34	14,632	14,870
6.50% 4/1/36	50,225	50,738
7.00% 12/1/34	7,986	8,240
7.00% 12/1/35	8,428	8,660
7.50% 6/1/31	5,517	5,764
7.50% 4/1/32	3,735	3,893
7.50% 5/1/33	7,853	8,173
7.50% 6/1/34	7,517	7,816
Fannie Mae S.F. 30 yr TBA
5.00% 8/1/37	2,480,000	2,326,162
5.50% 8/1/37	3,500,000	3,380,233
6.00% 8/1/37	2,585,000	2,561,168
6.50% 8/1/37	805,000	813,176
7.00% 8/1/37	225,000	231,188
•Freddie Mac ARM 5.838% 4/1/34	10,528	10,615
Freddie Mac Relocation 30 yr 5.00% 9/1/33	63,764	60,719
Freddie Mac S.F. 15 yr 4.00% 2/1/14	12,700	12,296
Freddie Mac S.F. 30 yr
5.00% 3/1/34	49,070	46,257
5.00% 2/1/36	23,911	22,494
5.50% 11/1/33	42,723	41,471
7.00% 11/1/33	4,266	4,405
Freddie Mac S.F. 30 yr TBA 6.00% 8/1/37	260,000	257,928
GNMA I S.F. 30 yr 7.00% 12/15/34	128,434	134,603
GNMA S.F. 30 yr 7.50% 1/15/32	8,932	9,355
GNMA S.F. 30 yr TBA
5.50% 8/1/37	285,000	277,652
6.00% 8/1/37	285,000	284,599
Total Agency Mortgage-Backed Securities (cost $15,513,419)		15,553,829

Agency Obligations – 0.87%
Fannie Mae
3.375% 12/15/08	140,000	137,177
^5.689% 10/9/19	210,000	109,285
Federal Home Loan Bank 4.25% 9/14/07	135,000	134,822
^Financing Corporation Interest Strip CPN13 5.345% 12/27/13	170,000	123,940
Total Agency Obligations (cost $496,793)		505,224

Commercial Mortgage-Backed Securities – 7.55%
Bank of America Commercial Mortgage Securities
•Series 2005-6 AM 5.353% 9/10/47	70,000	67,056
•Series 2006-3 A4 5.889% 7/10/44	220,000	219,467
Series 2006-4 A4 5.634% 7/10/46	220,000	215,609
Citigroup Commercial Mortgage Trust
Series 2006-C5 A4 5.431% 10/15/49	220,000	212,123
•Series 2007-C6 A4 5.889% 12/10/49	95,000	93,461

wCommercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34	23,234	23,775
Series 2006-C7 A2 5.69% 6/10/46	85,000	85,287
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	45,000	44,582
#Crown Castle Towers 144A
•Series 2005-1A AFL 5.991% 6/15/35	145,000	145,476
Series 2005-1A C 5.074% 6/15/35	25,000	24,510
Series 2006-1A B 5.362% 11/15/36	75,000	73,604
Deutsche Mortgage and Asset Receiving Series 1998-C1 A2 6.538% 6/15/31	224,647	224,470
•DLJ Commercial Mortgage
Series 1998-CF1 A3 6.70% 2/18/31	120,000	120,321
Series 1999-CG3 A3 7.73% 10/10/32	50,000	52,178
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	48,517	48,612
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C
6.403% 3/15/33	40,000	41,022
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	125,000	128,411
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	75,000	73,887
•#Series 2006-RR2 A1 144A 5.812% 8/23/36	105,000	102,971
•#Series 2006-RR3 A1S 144A 5.76% 7/18/56	170,000	159,637
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39	25,000	24,052
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	100,000	99,151
•Series 2006-LDP7 AJ 6.066% 4/15/45	115,000	114,238
•#Series 2006-RR1A A1 144A 5.606% 10/18/52	80,000	77,898
Series 2007-CB18 A4 5.44% 6/12/47	315,000	302,454
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	37,824	37,950
Series 2002-C1 A4 6.462% 3/15/31	60,000	62,161
Series 2003-C8 A2 4.207% 11/15/27	235,000	231,030
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.843% 5/12/39	135,000	134,744
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-5 A1 4.275% 8/12/48	334,075	325,480
Series 2007-5 A4 5.378% 8/12/48	115,000	109,821
•Morgan Stanley Capital I
Series 2007-IQ14 A4 5.692% 4/15/49	80,000	78,038
Series 2007-T27 A4 5.804% 6/11/42	160,000	156,211
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	225,000	221,569
#Tower Series 2006-1 C 144A 5.707% 2/15/36	40,000	39,351
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C20 A5 5.087% 7/15/42	65,000	63,743
Series 2006-C28 A2 5.50% 10/15/48	160,000	159,140
Total Commercial Mortgage-Backed Securities (cost $4,469,951)		4,393,490

Corporate Bonds – 23.70%
Banking – 2.61%
BAC Capital Trust XI 6.625% 5/23/36	50,000	49,955
Bank One 5.90% 11/15/11	60,000	61,270
Citigroup 6.125% 8/25/36	100,000	97,092
First Union Institutional Capital II 7.85% 1/1/27	160,000	166,386
JPMorgan Chase Capital XVIII 6.95% 8/17/36	50,000	48,068
•Marshall & Ilsley Bank 5.63% 12/4/12	55,000	55,074
#Northern Rock 144A 5.625% 6/22/17	130,000	131,320
Popular North America
4.25% 4/1/08	205,000	202,947
•5.76% 4/6/09	100,000	100,517
•Popular North America Capital Trust I 6.564% 9/15/34	55,000	50,236
•RBS Capital Trust I 4.709% 12/29/49	95,000	88,389
Regions Financial 7.00% 3/1/11	5,000	5,271
•SunTrust Bank 5.44% 4/2/08	15,000	15,016
•#Vneshtorgbank 144A 5.955% 8/1/08	100,000	99,755
•VTB 24 Capital 6.18% 12/7/09	100,000	100,725
Wachovia 5.75% 6/15/17	90,000	88,376
#Wachovia Capital Trust I 144A 7.64% 1/15/27	155,000	160,985
		1,521,382
Basic Industry – 0.66%
Lubrizol 4.625% 10/1/09	70,000	68,789
#Stora Enso 144A 7.25% 4/15/36	100,000	98,784
United States Steel
6.05% 6/1/17	75,000	72,434
6.65% 6/1/37	60,000	56,275
Vale Overseas 6.25% 1/23/17	90,000	89,537
		385,819

Brokerage – 1.12%
•Ameriprise Financial 7.518% 6/1/66	115,000	116,601
AMVESCAP
4.50% 12/15/09	150,000	147,280
5.625% 4/17/12	150,000	148,636
Bear Stearns 5.85% 7/19/10	120,000	119,712
Jefferies Group 6.45% 6/8/27	95,000	90,849
•Lehman Brothers Holdings Capital Trust VIII 6.19% 5/29/49	30,000	29,005
		652,083
Capital Goods – 0.55%
Caterpillar 6.05% 8/15/36	40,000	39,169
General Electric 5.00% 2/1/13	15,000	14,662
•Masco 5.66% 3/12/10	105,000	104,044
Pactiv
5.875% 7/15/12	35,000	35,400
6.40% 1/15/18	30,000	30,437
#Siemens Finance 144A 6.125% 8/17/26	100,000	97,520
		321,232
Communications – 3.47%
AT&T
7.30% 11/15/11	160,000	170,984
8.00% 11/15/31	28,000	33,476
BellSouth 4.20% 9/15/09	55,000	53,814
Comcast
•5.66% 7/14/09	65,000	64,907
6.45% 3/15/37	35,000	33,397
Cox Communications 4.625% 1/15/10	130,000	127,057
Embarq
6.738% 6/1/13	80,000	81,464
7.082% 6/1/16	85,000	85,060
Sprint Capital 7.625% 1/30/11	155,000	163,091
Sprint Nextel 6.00% 12/1/16	30,000	28,361
•Telecom Italia Capital 5.97% 7/18/11	185,000	185,886
Telefonica Emisiones
•5.66% 6/19/09	90,000	89,876
5.984% 6/20/11	75,000	75,424
7.045% 6/20/36	75,000	76,621
Telefonos de Mexico 4.50% 11/19/08	220,000	217,824
Thomson 5.75% 2/1/08	100,000	100,174
Time Warner 5.50% 11/15/11	75,000	74,579
#Time Warner Cable 144A
5.40% 7/2/12	240,000	236,666
6.55% 5/1/37	15,000	14,373
Viacom 5.75% 4/30/11	105,000	104,721
		2,017,755
Consumer Cyclical – 0.95%
CVS Caremark
3.875% 11/1/07	15,000	14,927
5.75% 6/1/17	41,000	39,318
•DaimlerChrysler Holdings
5.805% 8/3/09	175,000	175,506
5.886% 10/31/08	15,000	15,076
DR Horton 5.25% 2/15/15	10,000	8,459
Federated Retail Holdings 5.35% 3/15/12	90,000	89,468
Penney (J.C.)
6.375% 10/15/36	70,000	65,195
8.00% 3/1/10	60,000	63,445
Procter & Gamble 6.875% 9/15/09	60,000	62,064
Tandy 6.95% 9/1/07	20,000	20,011
		553,469
Consumer Non-Cyclical – 1.17%
Altria Group 7.65% 7/1/08	125,000	127,287
AmerisourceBergen 5.875% 9/15/15	115,000	110,919
#Amgen 144A
5.85% 6/1/17	95,000	93,633
6.375% 6/1/37	83,000	79,168
Kroger 6.375% 3/1/08	75,000	75,328

Medtronic 4.75% 9/15/15	70,000	64,248
UST 6.625% 7/15/12	10,000	10,426
Wyeth
5.50% 2/1/14	90,000	88,648
5.95% 4/1/37	31,000	29,528
		679,185
Electric – 2.56%
•Alabama Power Capital Trust IV 4.75% 10/1/42	140,000	139,838
American Electric Power 4.706% 8/16/07	225,000	224,938
Dominion Resources 5.687% 5/15/08	55,000	55,083
FPL Group Capital
5.625% 9/1/11	115,000	116,026
•6.65% 6/17/67	40,000	39,291
•Georgia Power Capital Trust VI 4.875% 11/1/42	85,000	84,853
•Nisource Finance 5.93% 11/23/09	80,000	80,062
Pacific Gas & Electric 5.80% 3/1/37	125,000	120,697
Pepco Holdings
5.50% 8/15/07	60,000	60,100
•5.985% 6/1/10	140,000	140,213
6.125% 6/1/17	45,000	44,753
#Power Contract Financing 144A 6.256% 2/1/10	45,719	46,209
•Progress Energy 5.81% 1/15/10	75,000	75,254
PSEG Funding Trust I 5.381% 11/16/07	175,000	174,866
PSEG Power 5.50% 12/1/15	90,000	86,796
		1,488,979
Energy – 1.74%
Anadarko Petroleum 6.45% 9/15/36	50,000	48,434
Apache 5.25% 4/15/13	85,000	83,777
Canadian Natural Resources 6.25% 3/15/38	1,000	959
#Canadian Oil Sands 144A 4.80% 8/10/09	15,000	14,799
Devon Energy 7.95% 4/15/32	20,000	23,470
#Lukoil International Finance 144A
6.356% 6/7/17	100,000	94,410
6.656% 6/7/22	100,000	93,000
Nexen 6.40% 5/15/37	33,000	31,969
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	105,000	104,786
Suncor Energy 6.50% 6/15/38	60,000	61,362
TNK-BP Finance 6.625% 3/20/17	165,000	156,486
#TNK-BP Finance 144A 6.625% 3/20/17	200,000	186,500
Weatherford International
4.95% 10/15/13	40,000	37,909
5.50% 2/15/16	75,000	72,063
		1,009,924
Finance Companies – 2.96%
•American Express 6.80% 9/1/66	300,000	307,130
#Capmark Financial Group 144A
5.875% 5/10/12	85,000	79,562
6.30% 5/10/17	260,000	230,718
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	200,000	193,052
International Lease Finance 5.75% 6/15/11	185,000	186,049
•JPMorgan Chase Capital XXI 6.3.09% 2/2/37	100,000	99,141
•#Mizuho JGB Investment Preferred 144A 9.87% 12/29/49	125,000	129,721
Residential Capital
•5.86% 6/9/08	125,000	120,011
6.00% 2/22/11	100,000	92,243
6.125% 11/21/08	130,000	124,747
6.375% 6/30/10	102,000	96,081
•6.66% 11/21/08	65,000	62,508
		1,720,963
Insurance – 1.65%
Hartford Financial Services Group 5.663% 11/16/08	30,000	30,096
MetLife 5.00% 6/15/15	140,000	133,050
Montpelier Re Holdings 6.125% 8/15/13	40,000	39,077
#Nationwide Mutual Insurance 144A 7.875% 4/1/33	40,000	46,789
#Nippon Life Insurance 144A 4.875% 8/9/10	60,000	58,845
PMI Group 5.568% 11/15/08	125,000	124,375
Prudential Financial 6.10% 6/15/17	40,000	40,716
St. Paul Travelers 5.01% 8/16/07	65,000	64,992
w•#Twin Reefs Pass Through Trust 144A 6.32% 12/31/49	100,000	100,318
Unitrin 6.00% 5/15/17	120,000	118,829

WellPoint
4.25% 12/15/09	60,000	58,408
5.875% 6/15/17	40,000	39,818
•XL Capital 6.50% 12/31/49	120,000	107,274
		962,587
Natural Gas – 2.00%
Atmos Energy 4.00% 10/15/09	95,000	92,293
Enbridge 5.80% 6/15/14	20,000	19,832
Enterprise Products Operating 4.625% 10/15/09	55,000	54,122
Kaneb Pipe Line Operating Partnerhsip 5.875% 6/1/13	25,000	25,040
Oneok 5.51% 2/16/08	230,000	230,145
•Sempra Energy 5.83% 5/21/08	195,000	194,999
Southern Union 6.15% 8/16/08	245,000	246,605
Valero Energy 6.625% 6/15/37	35,000	34,950
Valero Logistics Operations 6.05% 3/15/13	260,000	263,882
		1,161,868
Real Estate – 1.18%
Developers Diversified Realty 4.625% 8/1/10	50,000	48,680
HRPT Properties Trust 6.25% 6/15/17	85,000	85,656
iStar Financial
5.15% 3/1/12	60,000	57,352
5.875% 3/15/16	120,000	107,880
Regency Centers 5.875% 6/15/17	95,000	94,384
•#USB Realty 144A 6.091% 12/22/49	300,000	294,738
		688,690
Transportation – 1.08%
American Airlines 3.857% 7/9/10	134,402	128,017
Continental Airlines 6.503% 6/15/11	75,000	75,645
Delta Air Lines 7.57% 11/18/10	70,000	71,051
#DP World 144A 6.85% 7/2/37	100,000	98,603
#DP World Sukuk 144A 6.25% 7/2/17	100,000	98,122
#Erac USA Finance 144A 5.30% 11/15/08	35,000	34,648
United Airlines 6.071% 3/1/13	120,474	121,076
		627,162
Total Corporate Bonds (cost $13,984,850)		13,791,098

Foreign Agencies – 0.34%
Pemex Project Funding Master Trust 6.125% 8/15/08	195,000	196,658
Total Foreign Agencies (cost $196,252)		196,658

Foreign Local Governments – 0.10%
Hydro Quebec 6.30% 5/11/11	55,000	57,144
Total Foreign Local Governments (cost $56,517)		57,144

Municipal Bonds – 0.78%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)	30,000	31,542
§California State 5.00% 2/1/33-14	5,000	5,341
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	15,000	15,540
Illinois State Taxable Pension 5.10% 6/1/33	90,000	83,206
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36	65,000	67,571
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29	5,000	5,329
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	25,000	26,340
Oregon State Taxable Pension 5.892% 6/1/27	30,000	30,465
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	30,000	29,685
West Virginia Tobacco Settlement Finance Authority 7.467% 6/1/47	155,000	156,761
Total Municipal Bonds (cost $450,657)		451,780

Non-Agency Asset Backed Securities – 13.14%
•Ameriquest Mortgage Securities Series 2006-R1 A2C 5.51% 3/25/36	100,000	99,915
•Bank of America Credit Card Trust Series 2006-A10 A10 5.30% 2/15/12	1,985,000	1,984,179
•Chase Issuance Trust Series 2007-A11 A11 5.32% 7/15/12	1,500,000	1,497,105
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	185,000	190,308
•Series 2007-A6 A6 5.35% 7/12/12	2,000,000	1,998,799
Countrywide Asset-Backed Certificates
•Series 2006-3 2A2 5.50% 6/25/36	190,000	189,589
Series 2006-13 1AF3 5.944% 1/25/37	130,000	130,300
•Series 2006-S9 A3 5.728% 8/25/36	140,000	139,233
Credit-Based Asset Servicing and Securitization Series 2007-CB1 AF2 5.721% 1/25/37	105,000	104,973
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	215,000	217,265
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	22,462	21,671
•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 5.665% 3/25/37	125,000	123,552

Mid-State Trust
Series 11 A1 4.864% 7/15/38	14,816	13,954
Series 2004-1 A 6.005% 8/15/37	12,369	12,464
Series 2005-1 A 5.745% 1/15/40	18,645	18,307
#Series 2006-1 A 144A 5.787% 10/15/40	88,871	87,177
Renaissance Home Equity Loan Trust
Series 2005-4 A2 5.399% 12/1/35	54,919	54,699
Series 2005-4 A3 5.565% 2/25/36	25,000	24,906
Series 2006-1 AF3 5.608% 5/25/36	105,000	104,692
Series 2007-2 AF2 5.675% 6/25/37	75,000	74,910
•Residential Asset Securities Series 2003-KS9 AI6 4.71% 11/25/33	128,213	124,962
Residential Funding Mortgage Securities II Series 2005-HI3 A2 5.09% 10/25/35	50,000	49,648
RSB Bondco Series 2007-A A2 5.723% 4/1/18	115,000	115,359
#Sierra Receivables Funding 144A
Series 2003-1A 3.09% 1/15/14	6,950	6,819
Series 2003-2A A1 3.03% 12/15/15	78,422	76,307
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	31,459	28,290
Series 2004-16XS A2 4.91% 8/25/34	4,992	4,968
Triad Auto Receivables Owner Trust Series 2006-C A4 5.31% 5/13/13	155,000	155,222
Total Non-Agency Asset Backed Securities (cost $7,653,038)		7,649,573

Non-Agency Collateralized Mortgage Obligations – 19.50%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	125,000	122,244
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	41,183	40,681
Series 2004-2 1A1 6.00% 3/25/34	22,683	22,371
Series 2004-10 1CB1 6.00% 11/25/34	6,403	6,449
Series 2004-11 1CB1 6.00% 12/25/34	33,529	33,110
Series 2005-3 2A1 5.50% 2/25/20	186,501	183,704
Series 2005-3 2A1 5.50% 4/25/20	31,342	30,842
Series 2005-5 2CB1 6.00% 6/25/35	36,410	35,943
Series 2005-6 7A1 5.50% 7/25/20	21,483	21,128
Series 2005-9 5A1 5.50% 10/25/20	15,661	15,392
Bank of America Mortgage Securities
•Series 2004-L 4A1 5.151% 1/25/35	75,609	74,594
Series 2005-9 2A1 4.75% 10/25/20	58,526	56,817
•Bear Stearns Adjustable Rate Mortgage Trust Series 2007-3 1A1 5.483% 5/25/47	400,666	398,766
Bear Stearns Asset-Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	71,297	71,230
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	128,915	124,582
•Citigroup Mortgage Loan Trust Series 2007-AR5 1AB 5.625% 4/25/37	196,715	196,144
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	61,361	60,594
•Series 2004-J7 1A2 4.673% 8/25/34	17,089	16,975
Series 2004-J8 1A1 7.00% 9/25/34	64,349	65,797
Series 2005-57CB 4A3 5.50% 12/25/35	47,853	47,577
Series 2006-2CB A3 5.50% 3/25/36	85,245	84,782
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2004-12 1M 5.199% 8/25/34	121,410	121,174
Series 2005-23 A1 5.50% 11/25/35	163,903	156,963
Series 2005-29 A1 5.75% 12/25/35	214,350	209,786
#Series 2005-R2 2A4 144A 8.50% 6/25/35	134,980	147,856
Series 2006-1 A2 6.00% 3/25/36	88,713	87,188
Series 2006-1 A3 6.00% 3/25/36	36,292	35,475
•Series 2006-HYB4 1A2 5.64% 6/20/36	108,745	109,723
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	11,980	12,212
Series 2004-1 3A1 7.00% 2/25/34	3,044	3,103
Deutsche Alternative-A Securities Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	220,649	217,116
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	9,772	10,256
•Series 2007-AR2 1A1 5.863% 7/25/37	98,471	98,348
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.187% 5/25/35	332,456	327,927
#GSMPS Mortgage Loan Trust 144A
Series 2005-RP1 1A3 8.00% 1/25/35	48,203	50,949
Series 2005-RP1 1A4 8.50% 1/25/35	31,677	33,771
Series 2006-RP1 1A2 7.50% 1/25/36	140,377	146,777
Series 2006-RP1 1A3 8.00% 1/25/36	52,789	56,113
GSR Mortgage RP1 Loan Trust Series 2006-1F 5A2 6.00% 2/25/36	46,409	45,365
•Indymac Index Mortgage Loan Trust Series 2005-AR25 1A21 5.848% 10/25/35	48,378	48,499

•JPMorgan Mortgage Trust
Series 2005-A8 1A1 5.405% 11/25/35	304,438	301,292
Series 2005-A1 4A1 4.776% 2/25/35	163,700	160,224
Series 2005-A4 1A1 5.40% 7/25/35	187,473	186,007
Series 2005-A6 1A2 5.141% 9/25/35	75,000	73,360
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	63,781	63,578
Series 2006-1 3A3 5.50% 2/25/36	144,762	143,946
•MASTR Adjustable Rate Mortgages Trust
Series 2005-1 B1 5.417% 3/25/35	162,680	162,029
Series 2005-6 7A1 5.339% 6/25/35	117,432	116,411
Series 2006-2 4A1 4.991% 2/25/36	426,617	422,224
MASTR Alternative Loans Trust Series 2003-9 1A1 5.50% 12/25/18	30,967	30,455
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	14,130	14,907
Series 2005-2 1A4 8.00% 5/25/35	23,329	24,731
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	69,056	69,476
Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35	310,000	302,632
•Series 2006-AF1 1A2 6.159% 5/25/36	225,000	226,913
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	13,027	12,905
Residential Accredit Loans Series 2005-QR1 A 6.00% 10/25/34	169,506	167,387
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	6,872	6,960
Series 2004-SL4 A3 6.50% 7/25/32	22,341	22,728
Series 2005-SL1 A2 6.00% 5/25/32	23,345	23,573
•Structured Adjustable Rate Mortgage Loan Trust
Series 2005-22 4A2 5.373% 12/25/35	30,693	30,327
Series 2006-5 5A4 5.555% 6/25/36	73,238	72,719
Structured Asset Securities
•Series 2002-22H 1A 6.949% 11/25/32	7,084	7,156
Series 2004-5H A2 4.43% 12/25/33	18,350	18,206
Series 2004-12H 1A 6.00% 5/25/34	36,920	36,401
•Series 2005-6 B2 5.345% 5/25/35	97,048	88,554
wWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-9 3CB 5.50% 10/25/20	117,313	116,176
Series 2006-5 2CB3 6.00% 7/25/36	153,048	154,379
wWashington Mutual Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18	117,146	113,453
•Series 2004-AR4 A2 2.98% 6/25/34	10,639	10,622
Series 2004-CB3 1A 6.00% 10/25/34	6,304	6,225
Series 2004-CB3 4A 6.00% 10/25/19	41,600	41,679
•Series 2006-AR8 1A5 5.895% 8/25/46	59,716	60,187
•Series 2006-AR8 2A3 6.134% 8/25/36	18,235	18,425
•Series 2006-AR14 1A4 5.65% 11/25/36	49,436	49,571
•Series 2007-HY1 1A1 5.717% 2/25/37	354,783	355,844
•Series 2007-HY3 4A1 5.352% 3/25/37	880,350	876,750
Wells Fargo Mortgage Backed Securities Trust
Series 2004-18 1A1 5.50% 1/25/36	423,350	404,896
Series 2005-12 1A7 5.50% 11/25/35	112,784	107,409
Series 2005-14 2A1 5.50% 12/25/35	255,850	245,017
Series 2005-17 1A1 5.50% 1/25/36	184,914	177,026
Series 2005-17 1A2 5.50% 1/25/36	92,457	88,051
•Series 2005-AR16 6A4 5.00% 10/25/35	209,320	207,845
Series 2006-1 A3 5.00% 3/25/21	206,848	199,963
Series 2006-2 3A1 5.75% 3/25/36	182,830	177,853
Series 2006-4 1A8 5.75% 4/25/36	103,382	103,972
Series 2006-4 2A3 5.75% 4/25/36	89,332	87,654
Series 2006-7 2A1 6.00% 6/25/36	181,007	177,839
•Series 2006-AR4 1A1 5.862% 4/25/36	163,209	163,800
•Series 2006-AR4 2A1 5.777% 4/25/36	339,500	339,968
•Series 2006-AR6 7A1 5.115% 3/25/36	402,491	396,121
•Series 2006-AR11 A7 5.518% 8/25/36	167,131	166,348
•Series 2006-AR12 1A2 6.026% 9/25/36	85,826	86,601
Total Non-Agency Collateralized Mortgage Obligations (cost $11,351,270)		11,347,098

U.S. Treasury Obligations – 12.88%
U.S. Treasury Bonds 4.50% 2/15/36	2,570,000	2,403,755
U.S. Treasury Inflation Index Bonds 2.00% 1/15/26	225,217	210,068

U.S. Treasury Inflation Index Notes
2.00% 1/15/14	393,820	382,744
2.375% 4/15/11	324,716	322,889
2.375% 1/15/17	804,149	797,867
3.00% 7/15/12	300,646	308,679
3.625% 1/15/08	128,692	128,310
U.S. Treasury Notes
4.50% 5/15/10	315,000	314,705
4.50% 5/15/17	220,000	215,377
4.625% 7/31/09	314,000	314,466
4.625% 7/31/12	1,986,000	1,988,639
^U.S. Treasury Strip 4.589% 11/15/13	150,000	112,066
Total U.S. Treasury Obligations (cost $7,456,411)		7,499,565

^Discount Notes – 13.35%
Fannie Mae
5.15% 8/1/07	1,000,000	1,000,000
5.16% 8/8/07	898,000	897,101
5.13% 8/15/07	3,040,000	3,033,935
Federal Home Loan Bank 5.05% 8/1/07	1,542,000	1,542,000
Freddie Mac 5.16% 8/2/07	1,300,000	1,299,814
Total Discount Notes (cost $7,772,850)		7,772,850

	Number of
	Shares
Future Call Option – 0.08%
US Bond Future Option 12/31/07	32	48,500
Total Future Call Option (cost $32,059)		48,500

Total Value of Securities – 122.08%
(cost $71,232,018)		71,052,444
Liabilities Net of Receivables and Other Assets (See Notes) – (22.08%)		(12,851,187)
Net Assets Applicable to 6,518,693 Shares Outstanding – 100.00%		$58,201,257

wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of July 31, 2007.
¥Fully or partially pledged as collateral for financial futures contracts.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2007, the aggregate amount of Rule 144A securities equaled $4,670,158, which represented 8.02% of the Portfolio’s net assets. See Note 5 in "Notes."
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions
MBIA – Insured by the Municipal Bond Insurance Association
S.F. – Single Family
TBA – To be announced
yr – Year

The following futures and swap contracts were outstanding at July 31, 2007:

Futures Contracts[1]
					Unrealized
	Contracts	Notional Cost	Notional		Appreciation
	to Buy (Sell)	(Proceeds)	Value	Expiration Date	(Depreciation)
2	U.S. Treasury 5 year Notes	$ 208,224	$ 210,938	9/30/07	$2,714
31	U.S. Treasury 10 year Notes	3,295,556	3,330,078	9/30/07	34,522
(3)	U.S. Treasury long Bonds	(317,333)	(330,188)	9/30/07	(12,855)
					$24,381

Swap Contracts[2]

Credit Default Swap Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Amount	Payments	Date	(Depreciation)
Protection Purchased:
JPMorgan Chase
CDS IndexCo ABX
High Equity-AA Index 06-1	$1,000,000	0.32%	7/25/45	$30,200
Lehman Brothers
Capmark Financial Group
5 yr CDS IndexCo	80,000	1.65%	9/20/12	3,841
5 yr CDS IndexCo	95,000	2.42%	9/20/12	1,513
Centex 5 yr CDS IndexCo	232,500	1.52%	9/20/12	5,740
Gannet 7 yr CDS IndexCo	155,000	0.88%	9/20/14	557
New York Times 7 yr CDS IndexCo	155,000	0.75%	9/20/14	1,513
Sara Lee 7 yr CDS IndexCo	155,000	0.60%	9/20/14	1,032
V.F. 5 yr CDS IndexCo	142,500	0.40%	9/20/12	(276)
				$44,120
Protection Sold:
Lehman Brothers
Residential Capital 5 yr
CDS IndexCo	$(73,000)	4.60%	9/20/12	$ -
Reynolds American 5 yr
CDS IndexCo	(310,000)	1.00%	9/20/12	3,781
				$3,781

Index Swap Contracts
			Unrealized
Notional Amount	Expiration Date	Description	Depreciation
$350,000	12/31/07	Agreement with Bank of America to receive the notional amount multiplied by the BOFA 10yr Commercial MBS Index AAA adjusted by a spread of 0.15% and to pay the notional amount multiplied by the fixed rate of 6.78%.	$(8,871)

Credit Default Swap Contracts

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Amount	Payments	Date	Depreciation
Goldman Sachs 5 yr IRS	1,140,000	5.355%	5/2/12	$(11,337)

The use of futures and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

1See Note 3 in ”Notes.”
2See Note 4 in ”Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Core Focus Fixed Income Portfolio (Portfolio).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Portfolio’s net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$ 71,268,916
Aggregate unrealized appreciation	243,972
Aggregate unrealized depreciation	(460,444)
Net unrealized appreciation	$ (216,472)

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $319,976 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $26,625 expires in 2013 and $293,351 expires in 2014.

3. Futures Contracts
The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Swap Contracts
The Portfolio may enter into interest rate swap contracts, index swap contracts and credit default swap (“CDS”) contracts in accordance with its investment objectives. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (the "purchaser of protection") transfers to another party (the "seller of protection") the financial risk of a Credit Event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a Credit Event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended July 31, 2007, the Portfolio entered into CDS contracts as a purchaser and seller of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a Credit Event or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedules of Investment.

5. Credit and Market Risk
The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At July 31, 2007, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Core Plus Fixed Income Portfolio

July 31, 2007

		Principal	Value
		Amount°	(U.S.$)
Agency Asset-Backed Securities – 0.10%
Fannie Mae Grantor Trust Series 2003-T4 2A5 4.907% 9/26/33	USD	266,628	$ 265,451
Total Agency Asset-Backed Securities (cost $264,472)			265,451

Agency Collateralized Mortgage Obligations – 3.10%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26		40,581	41,934
Series 2002-90 A1 6.50% 6/25/42		32,439	33,091
Series 2002-90 A2 6.50% 11/25/42		191,912	195,238
Series 2003-122 AJ 4.50% 2/25/28		155,683	151,083
Series 2005-110 MB 5.50% 9/25/35		929,988	932,211
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39		7,275	7,596
Series 2001-T8 A2 9.50% 7/25/41		20,511	21,986
Series 2002-T4 A3 7.50% 12/25/41		2,272	2,358
Series 2004-T1 1A2 6.50% 1/25/44		7,079	7,222
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44		35,889	36,678
Series 2004-W11 1A2 6.50% 5/25/44		162,240	165,846
Freddie Mac
Series 1730 Z 7.00% 5/15/24		274,716	287,951
Series 2326 ZQ 6.50% 6/15/31		515,865	537,859
Series 2662 MA 4.50% 10/15/31		262,286	256,990
Series 2694 QG 4.50% 1/15/29		665,000	643,529
Series 2872 GC 5.00% 11/15/29		260,000	254,570
Series 2890 PC 5.00% 7/15/30		240,000	234,690
Series 2915 KP 5.00% 11/15/29		310,000	303,617
Series 3005 ED 5.00% 7/15/25		770,000	721,142
Series 3022 MB 5.00% 12/15/28		215,000	212,131
Series 3063 PC 5.00% 2/15/29		850,000	840,436
Series 3123 HT 5.00% 3/15/26		270,000	250,858
Series 3173 PE 6.00% 4/15/35		1,670,000	1,680,574
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43		57,101	57,502
Series T-58 2A 6.50% 9/25/43		35,205	35,926
Total Agency Collateralized Mortgage Obligations (cost $7,922,199)			7,913,018

Agency Mortgage-Backed Securities – 23.11%
Fannie Mae
6.171% 5/1/09		41,062	41,154
6.50% 8/1/17		74,316	75,572
•Fannie Mae ARM 4.954% 8/1/34		145,494	146,488
Fannie Mae Relocation 30 yr
5.00% 11/1/33		63,966	60,759
5.00% 1/1/34		68,429	64,051
5.00% 11/1/34		225,261	213,798
5.00% 4/1/35		464,023	439,559
5.00% 10/1/35		462,296	437,923
5.00% 1/1/36		737,688	698,796
Fannie Mae S.F. 15 yr
4.50% 1/1/20		55,978	53,504
5.00% 7/1/14		6,497	6,353
5.00% 12/1/16		11,236	10,955
5.00% 5/1/20		60,962	59,193
5.00% 7/1/20		26,738	25,962
5.50% 5/1/20		5,004	4,948

Fannie Mae S.F. 15 yr TBA
4.50% 8/1/22	1,390,000	1,323,975
5.00% 8/1/22	2,000,000	1,938,751
5.50% 8/25/20	125,000	123,457
6.00% 8/1/22	2,875,000	2,892,521
Fannie Mae S.F. 30 yr
5.00% 3/1/34	38,037	35,881
5.00% 3/1/35	103,032	96,994
5.00% 5/1/35	64,529	60,706
5.00% 6/1/35	140,566	132,239
5.00% 7/1/35	170,337	160,246
5.50% 3/1/29	93,105	90,385
5.50% 4/1/29	110,826	107,588
5.50% 1/1/34	37,468	36,367
5.50% 1/1/35	63,568	61,618
5.50% 2/1/35	97,568	94,573
5.50% 6/1/35	81,973	79,372
6.00% 1/1/35	9,080	9,029
6.00% 6/1/35	27,020	26,822
7.00% 12/1/33	47,322	49,074
7.00% 5/1/35	9,010	9,258
7.00% 6/1/35	28,255	29,031
7.50% 6/1/31	5,480	5,726
7.50% 6/1/34	87,827	91,316
Fannie Mae S.F. 30 yr TBA
5.00% 8/1/37	13,245,000	12,423,400
5.50% 8/1/37	17,510,000	16,910,826
6.00% 8/1/37	10,340,000	10,244,677
6.50% 8/1/37	3,605,000	3,641,613
7.00% 8/1/37	1,585,000	1,628,588
•Freddie Mac ARM 5.838% 4/1/34	30,415	30,665
Freddie Mac Relocation 30 yr 5.00% 9/1/33	81,982	78,067
Freddie Mac S.F. 30 yr
5.50% 12/1/34	119,324	115,704
7.00% 11/1/33	6,399	6,608
Freddie Mac S.F. 30 yr TBA 6.00% 8/1/37	980,000	972,190
GNMA I S.F. 30 yr
7.00% 12/15/34	602,927	631,884
7.50% 1/15/30	3,711	3,887
7.50% 12/15/31	1,420	1,487
7.50% 2/15/32	1,297	1,358
GNMA S.F. 30 yr TBA
5.50% 8/1/37	1,320,000	1,285,969
6.00% 8/1/37	1,320,000	1,318,144
Total Agency Mortgage-Backed Securities (cost $58,870,244)		59,089,011

Agency Obligations – 0.46%
Fannie Mae
3.375% 12/15/08	110,000	107,782
^5.278% 10/9/19	905,000	470,967
6.625% 11/15/30	65,000	74,018
^Financing Corporation Interest Strip CPN13 5.345% 12/27/13	700,000	510,341
Total Agency Obligations (cost $1,160,680)		1,163,108

Commercial Mortgage-Backed Securities – 6.84%
Bank of America Commercial Mortgage Securities
•Series 2005-6 AM 5.353% 9/10/47	295,000	282,593
•Series 2006-3 A4 5.889% 7/10/44	995,000	992,590
Series 2006-4 A4 5.634% 7/10/46	95,000	93,104

#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	225,000	224,833
Citigroup Commercial Mortgage Trust
Series 2006-C5 A4 5.431% 10/15/49	1,020,000	983,480
•Series 2007-C6 A4 5.889% 12/10/49	410,000	403,358
wCommercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	311,342	318,588
Series 2006-C7 A2 5.69% 6/10/46	310,000	311,046
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	170,000	168,423
#Crown Castle Towers 144A
•Series 2005-1A AFL 5.70% 6/15/35	1,335,000	1,339,386
Series 2005-1A C 5.074% 6/15/35	120,000	117,648
Series 2006-1A B 5.362% 11/15/36	845,000	829,269
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	128,222	128,476
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	290,000	297,913
Goldman Sachs Mortgage Securities II
Series 2006-GG8 A4 5.56% 11/10/39	1,175,000	1,144,746
•#Series 2006-RR2 A1 144A 5.811% 6/23/46	395,000	387,369
•#Series 2006-RR3 A1S 144A 5.76% 7/18/56	1,460,000	1,370,997
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39	1,100,000	1,058,288
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	515,000	510,628
Series 2003-C1 A2 4.985% 1/12/37	614,000	595,444
•Series 2006-LDP7 AJ 6.066% 4/15/45	545,000	541,391
•#Series 2006-RR1A A1 144A 5.608% 10/18/52	1,395,000	1,358,339
Series 2007-CB18 A4 5.44% 6/12/47	940,000	902,558
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	20,000	20,720
#Merrill Lynch Mortgage Trust 144A
Series 2005-GGP1 E 4.33% 11/15/10	105,000	104,401
Series 2005-GGP1 F 4.35% 11/15/10	105,000	104,390
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A4 5.378% 8/12/48	355,000	339,012
Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	170,000	169,810
Series 2007-IQ14 A4 5.692% 4/15/49	435,000	424,331
Series 2007-T27 A4 5.804% 6/11/42	670,000	654,134
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.551% 2/15/33	100,000	104,532
#Nationslink Funding Series 1998-2 F 144A 7.105% 8/20/30	45,000	45,839
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	35,000	34,027
Series 2006-1 B 5.588% 2/15/36	180,000	178,634
Series 2006-1 C 5.707% 2/15/36	275,000	270,541
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	685,000	681,318
Total Commercial Mortgage-Backed Securities (cost $17,997,447)		17,492,156

Corporate Bonds – 23.57%
Banking – 2.81%
#ABH Financial 144A 8.20% 6/25/12	370,000	357,975
BAC Capital Trust XI 6.625% 5/23/36	205,000	204,817
•#Banco Mercantil 144A 6.862% 10/13/21	555,000	564,785
Bancolombia 6.875% 5/25/17	270,000	254,475
Bank One 5.90% 11/15/11	185,000	188,917
Citigroup 6.125% 8/25/36	330,000	320,404
^Dresdner Bank 4.66% 1/24/08	925,000	926,155
First Union Institutional Capital II 7.85% 1/1/27	595,000	618,746
JPMorgan Chase Capital XVIII 6.95% 8/17/36	205,000	197,078
•Marshall & Ilsley Bank 5.63% 12/4/12	206,000	206,276
National City Bank 5.80% 6/7/17	305,000	301,048
#Northern Rock 144A
5.625% 6/22/17	570,000	575,787
•6.594% 6/29/49	385,000	376,642
•#PNC Preferred Funding Trust I 144A 6.113% 3/29/49	500,000	487,894
Popular North America 4.25% 4/1/08	34,000	33,659

Popular North America Capital Trust I 6.564% 9/15/34	210,000	191,812
•RBS Capital Trust I 4.709% 12/29/49	30,000	27,912
Regions Financial 7.00% 3/1/11	5,000	5,271
•#Resona Preferred Global Securities 144A 7.191% 12/29/49	195,000	197,187
Silicon Valley Bank 5.70% 6/1/12	250,000	246,094
•#Vneshtorgbank 144A 5.955% 8/1/08	220,000	219,461
•VTB 24 Capital 6.18% 12/7/09	340,000	342,464
Wachovia 5.75% 6/15/17	355,000	348,595
		7,193,454
Basic Industries – 1.28%
Catalyst Paper 8.625% 6/15/11	400,000	361,000
Georgia-Pacific 9.50% 12/1/11	430,000	442,900
Ispat Inland 9.75% 4/1/14	46,000	50,174
Lubrizol 4.625% 10/1/09	326,000	320,359
#Norske Skogindustrier 144A 7.125% 10/15/33	330,000	282,557
#Sappi Papier Holding 144A 6.75% 6/15/12	535,000	508,426
#Stora Enso 144A 7.25% 4/15/36	265,000	261,776
United States Steel
5.65% 6/1/13	163,000	160,836
6.05% 6/1/17	302,000	291,669
6.65% 6/1/37	240,000	225,100
Vale Overseas 6.25% 1/23/17	370,000	368,098
		3,272,895
Brokerage – 1.59%
•Ameriprise Financial 7.518% 6/1/66	478,000	484,654
AMVESCAP
4.50% 12/15/09	603,000	592,067
5.625% 4/17/12	565,000	559,860
Bear Stearns 5.85% 7/19/10	505,000	503,786
E Trade Financial 8.00% 6/15/11	210,000	215,250
Jefferies Group 6.45% 6/8/27	366,000	350,009
LaBranche
9.50% 5/15/09	695,000	691,525
11.00% 5/15/12	375,000	369,375
#Lazard Group 144A 6.85% 6/15/17	182,000	182,696
•Lehman Brothers Holdings Capital Trust VIII 6.19% 5/29/49	125,000	120,856
		4,070,078
Capital Goods – 0.31%
Caterpillar 6.05% 8/15/36	149,000	145,905
General Electric 5.00% 2/1/13	53,000	51,805
Pactiv
5.875% 7/15/12	158,000	159,804
6.40% 1/15/18	125,000	126,822
#Siemens Finance 144A 6.125% 8/17/26	310,000	302,312
		786,648
Communications – 4.32%
AT&T
7.30% 11/15/11	608,000	649,739
8.00% 11/15/31	118,000	141,076
BellSouth 4.20% 9/15/09	292,000	285,702
CCH I Holdings 13.50% 1/15/14	390,000	388,050
Citizens Communications 9.25% 5/15/11	230,000	240,925
Comcast
•5.66% 7/14/09	288,000	287,588
6.45% 3/15/37	150,000	143,129
Cox Communications 4.625% 1/15/10	297,000	290,277
Embarq 7.082% 6/1/16	366,000	366,258
Nextel Communications 6.875% 10/31/13	499,000	479,471
Qwest 7.875% 9/1/11	747,000	761,940
Sprint Capital 7.625% 1/30/11	691,000	727,072

Sprint Nextel
•5.76% 6/28/10		350,000	349,908
6.00% 12/1/16		111,000	104,935
Telecom Italia Capital
4.00% 1/15/10		393,000	379,032
•5.97% 7/18/11		865,000	869,148
Telefonica Emisiones
•5.66% 6/19/09		220,000	219,697
5.984% 6/20/11		195,000	196,102
6.421% 6/20/16		160,000	161,298
Telefonos de Mexico 4.50% 11/19/08		828,000	819,814
TELUS 4.95% 3/15/17	CAD	244,000	205,939
Time Warner 5.50% 11/15/11	USD	359,000	356,983
#Time Warner Cable 144A 5.40% 7/2/12		1,035,000	1,020,624
Triton PCS 8.50% 6/1/13		640,000	646,400
Viacom
•5.71% 6/16/09		307,000	308,102
5.75% 4/30/11		364,000	363,032
Vodafone Group 5.375% 1/30/15		29,000	27,719
Windstream 8.125% 8/1/13		245,000	248,981
			11,038,941
Consumer Cyclical – 2.00%
CVS Caremark 5.75% 6/1/17		172,000	164,944
•DaimlerChrysler Holding 5.805% 8/3/09		723,000	725,089
Federated Retail Holdings 5.35% 3/15/12		204,000	202,794
Ford Motor Credit
7.80% 6/1/12		625,000	595,648
8.00% 12/15/16		280,000	258,464
•8.11% 1/13/12		590,000	563,874
9.75% 9/15/10		800,000	808,422
#Galaxy Entertainment Finance 144A 9.875% 12/15/12		635,000	681,831
General Motors 8.375% 7/15/33		635,000	525,463
Kohl's 7.25% 6/1/29		15,000	16,018
Penney (J.C.)
6.375% 10/15/36		365,000	339,945
7.375% 8/15/08		230,000	232,985
			5,115,477
Consumer Non-Cyclical – 1.58%
#AmBev International Finance 144A 9.50% 7/24/17	BRL	1,160,000	576,923
AmerisourceBergen 5.625% 9/15/12	USD	661,000	650,574
#Amgen 144A
5.85% 6/1/17		364,000	358,761
6.375% 6/1/37		348,000	331,935
#Aramark 144A
8.50% 2/1/15		185,000	175,288
•8.856% 2/1/15		185,000	172,975
GlaxoSmithKline Capital 5.375% 4/15/34		15,000	14,246
#HCA 144A 9.125% 11/15/14		65,000	64,350
Health Net 6.375% 6/1/17		440,000	438,075
HealthSouth 10.75% 6/15/16		125,000	126,875
Kraft Foods 4.125% 11/12/09		321,000	311,265
US Oncology 9.00% 8/15/12		305,000	305,000
Wyeth
5.50% 2/1/14		402,000	395,963
5.95% 4/1/37		132,000	125,733
			4,047,963
Electric – 1.32%
America Electric Power 4.709% 8/16/07		14,350	14,346
Avista 9.75% 6/1/08		280,000	289,880
•Avista Capital Trust III 6.50% 4/1/34		150,000	150,387
Dominion Resources 5.687% 5/15/08		340,000	340,511
FPL Group Capital
5.625% 9/1/11		522,000	526,658
•6.65% 6/15/67		185,000	181,722

MidAmerican Funding 6.75% 3/1/11		388,000	405,107
Pepco Holdings
5.50% 8/15/07		379,000	379,633
•5.985% 6/1/10		431,000	431,656
6.125% 6/1/17		178,000	177,023
Potomac Electric Power 6.25% 10/15/07		10,000	10,014
#Power Contract Financing 144A 6.256% 2/1/10		158,711	160,410
#Power Receivable Finance 144A 6.29% 1/1/12		197,747	201,104
Southern California Edison 7.625% 1/15/10		106,000	111,536
			3,379,987
Energy – 1.65%
Anadarko Petroleum 5.95% 9/15/16		187,000	184,085
Apache 5.25% 4/15/13		326,000	321,308
Canadian Natural Resources 6.25% 3/15/38		5,000	4,795
#Canadian Oil Sands 144A 4.80% 8/10/09		178,000	175,620
Devon Energy 7.95% 4/15/32		82,000	96,229
Energy Transfer Partners 6.125% 2/15/17		5,000	4,818
Halliburton 5.50% 10/15/10		29,000	29,085
#Lukoil International Finance 144A
6.356% 6/7/17		100,000	94,410
6.656% 6/7/22		100,000	93,000
Nexen 6.40% 5/15/37		140,000	135,627
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16		630,000	628,714
5.838% 9/30/27		1,040,000	989,360
Siberian Oil 10.75% 1/15/09		650,000	690,495
Suncor Energy 6.50% 6/15/38		255,000	260,788
#TNK-BP Finance 144A 6.625% 3/20/17		500,000	466,250
Weatherford International 4.95% 10/15/13		48,000	45,490
			4,220,074
Finance Companies – 2.55%
•American Express 6.80% 9/1/66		1,076,000	1,101,572
#Capmark Financial Group 144A
5.875% 5/10/12		331,000	309,823
6.30% 5/10/17		837,000	742,735
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		760,000	733,598
International Lease Finance 5.75% 6/15/11		503,000	505,852
•JPMorgan Chase Capital XXI 6.305% 2/2/37		415,000	411,435
Residential Capital
•5.86% 6/9/08		589,000	565,493
6.125% 5/17/12	EUR	425,000	517,311
•6.66% 11/21/08	USD	265,000	254,841
7.00% 2/22/11		374,000	344,989
7.125% 11/21/08		517,000	496,108
7.375% 6/30/10		351,000	330,631
•#144A 7.69% 4/17/09		215,000	207,787
			6,522,175
Insurance – 2.02%
#Farmers Insurance Exchange 144A 8.625% 5/1/24		40,000	45,909
#Max USA Holdings 144A 7.20% 4/14/17		331,000	318,804
MetLife 5.00% 6/15/15		235,000	223,332
Montpelier Re Holdings 6.125% 8/15/13		152,000	148,494
#Nationwide Mutual Insurance 144A 7.875% 4/1/33		482,000	563,807
#Nippon Life Insurance 144A 4.875% 8/9/10		430,000	421,719
Prudential Financial 6.10% 6/15/17		182,000	185,259
St. Paul Travelers 5.01% 8/16/07		297,000	296,963
w#Stingray Pass Through Trust 144A 5.902% 1/12/15		600,000	546,000
Ÿw#Twin Reefs Pass Through Trust 144A 6.32% 12/31/49		600,000	601,907
Unitrin 6.00% 5/15/17		555,000	549,584
WellPoint
4.25% 12/15/09		287,000	279,387
5.875% 6/15/17		170,000	169,228

•#White Mountains Re Group 144A 7.506% 5/29/49		460,000	449,956
•XL Capital 6.50% 12/31/49		400,000	357,580
			5,157,929
Natural Gas – 0.41%
Atmos Energy 4.00% 10/15/09		20,000	19,430
Enbridge 5.80% 6/15/14		95,000	94,204
Enterprise Products Operating
4.00% 10/15/07		288,000	287,036
•8.375% 8/1/66		235,000	240,136
Kinder Morgan Finance 5.35% 1/5/11		250,000	241,090
Valero Energy 6.625% 6/15/37		155,000	154,779
			1,036,675
Real Estate – 1.13%
Developers Diversified Realty 4.625% 8/1/10		80,000	77,888
HRPT Properties Trust 6.25% 6/15/17		359,000	361,771
iStar Financial
5.15% 3/1/12		255,000	243,747
5.875% 3/15/16		430,000	386,570
Regency Centers 5.875% 6/15/17		359,000	356,672
•#USB Realty 144A 6.091% 12/22/49		1,500,000	1,473,689
			2,900,337
Transportation – 0.60%
American Airlines
6.817% 5/23/11		130,000	128,050
6.977% 5/23/21		63,783	60,275
Continental Airlines 6.503% 6/15/11		283,000	285,434
Delta Air Lines 7.57% 11/18/10		264,000	267,963
#DP World 144A 6.85% 7/2/37		135,000	133,114
#DP World Sukuk 144A 6.25% 7/2/17		665,000	652,514
			1,527,350
Total Corporate Bonds (cost $61,362,134)			60,269,983

^Federal Agencies (Discount Notes) – 14.14%
Fannie Mae
5.14% 8/15/07		8,640,000	8,622,763
5.155% 8/1/07		5,955,000	5,955,000
5.167% 8/8/07		5,103,000	5,097,886
Federal Home Loan Bank
5.107% 8/1/07		1,503,000	1,503,000
5.152% 8/3/07		1,500,000	1,499,571
Freddie Mac
5.15% 8/2/07		8,500,000	8,498,786
5.178% 8/10/07		5,000,000	4,993,550
Total Federal Agencies (Discount Notes) (cost $36,170,556)			36,170,556

Foreign Agencies – 0.03%
Austria – 0.03%
Oesterreichische Kontrollbank 1.80% 3/22/10	JPY	9,000,000	77,322
			77,322
United States – 0.00%
Pemex Project Funding Master Trust 6.125% 8/15/08	USD	10,000	10,085
			10,085
Total Foreign Agencies (cost $99,442)			87,407

Municipal Bonds – 0.61%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)		205,000	215,535
California State 5.00% 2/1/33		15,000	15,308
§California State Refunding 5.00% 2/1/33-14		5,000	5,341
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)		105,000	108,778
Illinois State Taxable Pension 5.10% 6/1/33		220,000	203,392
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29		95,000	101,242
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)		90,000	94,824
Oregon State Taxable Pension 5.892% 6/1/27		105,000	106,629

West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	30,000	29,685
West Virginia Tobacco Settlement Finance Authority Series A 7.467% 6/1/47	675,000	682,675
Total Municipal Bonds (cost $1,573,004)		1,563,409

Non-Agency Asset-Backed Securities – 13.21%
AmeriCredit Automobile Receivables Trust Series 2007-AX A3 5.19% 11/6/11	1,010,000	1,010,184
•Ameriquest Mortgage Securities Series 2006-R1 A2C 5.51% 3/25/36	375,000	374,682
•Bank of America Credit Card Trust Series 2006-A10 A10 5.30% 2/15/12	8,760,000	8,756,375
•Chase Issuance Trust Series 2007-A11 A11 5.32% 7/16/12	5,000,000	4,990,350
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	755,000	776,660
•Series 2007-A6 A6 5.35% 7/12/12	10,500,000	10,493,700
•Countrywide Asset-Backed Certificates
Series 2004-13 AV2 5.58% 5/25/34	799	799
Series 2006-3 2A2 5.50% 6/25/36	1,020,000	1,017,796
Series 2006-S7 A3 5.712% 11/25/35	1,140,000	1,133,938
Series 2006-S9 A3 5.728% 8/25/36	515,000	512,177
Credit-Based Asset Servicing and Securitization Series 2007-CB1 AF2 5.721% 1/25/37	720,000	719,815
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	610,000	616,425
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	165,000	164,838
wGoldman Sachs Asset Mortgage Pass Through Trust Series 2006-S3 A1 6.085% 5/25/36	126,886	115,352
Honda Automobile Receivables Owners Trust Series 2004-2 A4 3.81% 10/15/09	25,000	24,792
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	170,709	164,699
•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 5.48% 3/25/37	385,000	380,539
Mid-State Trust
Series 11 A1 4.864% 7/15/38	17,779	16,744
Series 2004-1 A 6.005% 8/15/37	18,554	18,696
Series 2005-1 A 5.745% 1/15/40	212,548	208,696
#Series 2006-1 A 144A 5.787% 10/15/40	266,612	261,530
Renaissance Home Equity Loan Trust
Series 2005-4 A2 5.399% 2/25/36	215,755	214,887
Series 2005-4 A3 5.565% 2/25/36	170,000	169,361
Series 2007-1 AF2 5.512% 4/25/37	695,000	692,274
Series 2007-2 AF2 5.675% 6/25/37	290,000	289,654
RSB Bondco Series 2007-A A2 5.723% 4/1/18	515,000	516,609
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	85,989	77,327
Series 2004-16XS A2 4.91% 8/25/34	70,134	69,797
Total Non-Agency Asset-Backed Securities (cost $33,828,823)		33,788,696

Non-Agency Collateralized Mortgage Obligations – 17.33%
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	53,295	52,646
Series 2004-2 1A1 6.00% 3/25/34	59,543	58,724
Series 2004-10 1CB1 6.00% 11/25/34	163,289	164,437
Series 2004-11 1CB1 6.00% 12/25/34	20,117	19,866
Series 2005-3 2A1 5.50% 4/25/20	181,087	178,201
Series 2005-5 2CB1 6.00% 6/25/35	278,040	274,478
Series 2005-6 7A1 5.50% 7/25/20	429,669	422,553
Series 2005-9 5A1 5.50% 10/25/20	798,713	784,986
Bank of America Mortgage Securities
•Series 2003-D 1A2 7.28% 5/25/33	605	610
Series 2005-9 2A1 4.75% 10/25/20	479,914	465,899
•Bear Stearns Adjustable Rate Mortgage Trust Series 2007-3 1A1 5.487% 5/25/47	1,670,247	1,662,324
•Bear Stearns Alternative A Trust
Series 2006-3 33A1 6.158% 5/25/36	546,730	551,541
Series 2006-3 34A1 6.156% 5/25/36	383,293	386,648
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	436,697	436,284
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	891,879	861,907
Citicorp Mortgage Securities Series 2006-3 1A4 6.00% 6/25/36	765,000	759,251
•Citigroup Mortgage Loan Trust Series 2007-AR5 1AB 5.625% 4/25/37	786,859	784,574

Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	532,726	526,067
Series 2004-J8 1A1 7.00% 9/25/34	240,791	246,209
•Series 2005-63 3A1 5.887% 11/25/35	570,991	572,389
Series 2006-2CB A3 5.50% 3/25/36	476,596	474,010
wCountrywide Home Loan Mortgage Pass Through Trust
Series 2005-23 A1 5.50% 11/25/35	1,172,540	1,122,891
Series 2005-29 A1 5.75% 12/25/35	1,543,321	1,510,458
Series 2006-1 A2 6.00% 3/25/36	403,242	396,311
Series 2006-1 A3 6.00% 3/25/36	161,297	157,668
•Series 2006-HYB3 3A1A 6.095% 5/20/36	527,997	534,088
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	15,105	15,398
Series 2004-1 3A1 7.00% 2/25/34	7,611	7,758
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	13,680	14,358
•Series 2004-AR5 4A1 5.708% 10/25/34	65,633	65,507
•Series 2007-AR2 1A1 5.865% 8/25/37	403,732	403,228
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.187% 5/25/35	492,951	486,236
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	28,315	29,661
Series 1999-2 A 8.00% 9/19/27	66,521	70,193
Series 1999-3 A 8.00% 8/19/29	31,228	32,903
Series 2005-RP1 1A3 8.00% 1/25/35	503,456	532,129
Series 2005-RP1 1A4 8.50% 1/25/35	292,401	311,734
Series 2006-RP1 1A3 8.00% 1/25/36	204,119	216,968
GSR Mortgage Loan Trust
Series 2004-2F 9A1 6.00% 9/25/19	5,178	5,177
Series 2006-1F 5A2 6.00% 2/25/36	265,795	259,815
•Indymac Index Mortgage Loan Trust Series 2005-AR25 1A21 5.848% 12/25/35	405,632	406,645
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.777% 2/25/35	707,911	692,879
Series 2005-A4 1A1 5.40% 7/25/35	349,382	346,649
Series 2005-A6 1A2 5.14% 9/25/35	640,000	626,008
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	450,013	448,581
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 5.923% 12/25/33	15,462	15,744
Series 2005-6 7A1 5.339% 6/25/35	218,666	216,766
Series 2006-2 4A1 4.991% 2/25/36	820,053	811,606
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	7,156	7,315
Series 2003-9 1A1 5.50% 12/25/18	45,260	44,510
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	149,774	158,015
Series 2005-2 1A4 8.00% 5/25/35	387,842	411,160
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	677,607	681,736
Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35	370,000	361,206
•Series 2006-AF1 1A2 6.159% 5/25/36	610,000	615,187
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	22,798	22,584
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	14,369	14,554
Series 2004-SL4 A3 6.50% 7/25/32	82,660	84,093
Series 2005-SL1 A2 6.00% 5/25/32	163,418	165,013
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.043% 9/25/36	557,484	562,039
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	84,284	83,961
Series 2005-22 4A2 5.374% 12/25/35	61,386	60,654
Series 2006-5 5A4 5.559% 6/25/36	132,744	131,802
Structured Asset Securities
•Series 2002-22H 1A 6.949% 11/25/32	16,192	16,357
Series 2004-5H A2 4.43% 12/25/33	216,862	215,165
Series 2004-12H 1A 6.00% 5/25/34	67,687	66,735
•Series 2005-6 B2 5.345% 5/25/35	121,311	110,693

wWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-9 3CB 5.50% 10/25/20		202,264	200,303
Series 2006-5 2CB3 6.00% 7/25/36		585,957	591,050
wWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34		9,455	9,337
Series 2004-CB3 4A 6.00% 10/25/19		74,286	74,427
•Series 2006-AR8 1A5 5.897% 8/25/46		111,967	112,851
•Series 2006-AR8 2A3 6.134% 8/25/36		80,234	81,069
•Series 2006-AR10 1A1 5.951% 7/25/36		1,298,147	1,303,807
•Series 2006-AR14 1A4 5.649% 11/25/36		664,094	665,908
•Series 2007-HY1 1A1 5.72% 2/25/37		1,428,346	1,432,616
•Series 2007-HY3 4A1 5.353% 3/25/37		2,044,685	2,036,322
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-O A1 4.892% 8/25/34		1,742,208	1,708,128
•Series 2004-T A1 5.291% 9/25/34		163,584	165,049
Series 2005-12 1A7 5.50% 11/25/35		816,558	777,644
Series 2005-14 2A1 5.50% 12/25/35		977,713	936,313
Series 2005-17 1A1 5.50% 1/25/36		610,216	584,187
Series 2005-17 1A2 5.50% 1/25/36		573,234	545,916
Series 2005-18 1A1 5.50% 1/25/36		1,360,125	1,300,833
•Series 2005-AR16 6A4 5.00% 10/25/35		880,725	874,519
Series 2006-1 A3 5.00% 3/25/21		553,001	534,596
Series 2006-2 3A1 5.75% 3/25/36		602,001	585,613
Series 2006-4 1A8 5.75% 4/25/36		157,140	158,038
Series 2006-4 2A3 5.75% 4/25/36		299,262	293,642
•Series 2006-AR4 1A1 5.862% 4/25/36		833,688	836,706
•Series 2006-AR4 2A1 5.777% 4/25/36		1,200,983	1,202,638
•Series 2006-AR5 2A1 5.531% 4/25/36		305,341	305,728
•Series 2006-AR6 7A1 5.115% 3/25/36		1,432,118	1,409,451
•Series 2006-AR10 5A1 5.599% 7/25/36		493,732	493,552
•Series 2006-AR11 A7 5.518% 8/25/36		627,761	624,818
•Series 2006-AR12 1A2 6.027% 9/25/36		320,915	323,813
•Series 2006-AR14 2A4 6.094% 10/25/36		446,160	450,638
•Series 2006-AR18 2A2 5.725% 11/25/36		476,520	476,083
Total Non-Agency Collateralized Mortgage Obligations (cost $44,446,595)			44,329,337

Regional Agencies – 0.26%
Australia – 0.26%
Queensland Treasury 6.00% 10/14/15	AUD	818,000	672,206
Total Regional Agencies (cost $622,899)			672,206

Regional Authorities – 0.39%
Canada – 0.39%
Quebec Province 5.00% 12/1/15	CAD	1,067,000	1,005,583
Total Regional Authorities (cost $949,601)			1,005,583

«Senior Secured Loans – 5.27%
Allied Waste North America 7.73% 3/28/14	USD	200,000	195,000
Aramark 7.08% 1/26/14		325,000	306,800
AWAS 2nd Lien 11.375% 3/21/13		249,355	244,368
Community Health Systems 7.61% 7/2/14		875,000	838,543
Cricket Communications 7.94% 6/16/13		200,000	193,250
DaimlerChrysler
11.01% 7/1/12		700,000	665,000
13.51% 7/1/13		925,000	878,750
Delphi Tranche C 8.25% 12/31/07		200,000	195,900
Douglas Dynamics 7.57% 5/21/13		399,000	385,035
Fontainebleau
Tranche B 8.67% 6/6/14		100,000	95,438
Tranche DD 8.67% 6/6/14		50,000	46,875
Ford Motor 8.36% 11/29/13		2,216,500	2,091,821
Freescale Semiconductor 7.37% 12/1/13		200,000	185,600

General Motors 7.725% 11/17/13		995,000	956,444
Georgia Pacific Term Loan Tranche B 7.114% 12/22/12		250,000	237,676
Graceway Pharmaceuticals 8.105% 5/3/11		100,000	96,500
HealthSouth 8.61% 3/10/13		458,509	443,936
Hexion Specialty Chemicals
Tranche C-1 7.875% 5/5/13		163,482	158,251
Tranche C-2 7.875% 5/5/13		35,513	33,950
Lyondell Chemical 6.056% 8/16/13		397,000	387,736
Michaels Stores 8.37% 10/11/13		475,000	443,334
NE Energy 7.87% 11/1/13		700,000	686,875
Pinnacle Foods Finance 8.11% 4/2/14		150,000	142,875
Stallion Oilfield Services 10.86% 6/12/13		600,000	591,000
Talecris Biotherapeutics 2nd Lien Loan 11.86% 12/6/14		700,000	710,500
Telesat Canada 9.00% 2/14/08		335,000	335,000
Time Warner Telecom Holdings 7.62% 1/7/13		300,000	291,750
United Airlines 7.375% 2/1/14		497,500	465,993
US Airways Group 8.05% 3/23/14		300,000	285,900
Windstream Term Loan B 6.85% 7/17/13		895,000	876,653
Total Senior Secured Loans (cost $13,805,389)			13,466,753

Sovereign Debt – 2.18%
Brazil – 1.04%
Republic of Brazil
10.25% 1/10/28	BRL	1,700,000	935,225
12.50% 1/5/22	BRL	2,685,000	1,724,953
			2,660,178
Colombia – 0.17%
Republic of Colombia
9.85% 6/28/27	COP	142,000,000	75,265
12.00% 10/22/15	COP	600,000,000	349,830
			425,095
Mexico – 0.26%
Mexican Bonos
8.00% 12/17/15	MXN	4,035,000	374,056
10.00% 12/5/24	MXN	2,590,000	287,969
			662,025
United Kingdom – 0.52%
U.K. Treasury 8.00% 9/27/13	GBP	575,900	1,328,856
			1,328,856
Venezuela – 0.19%
Venezuela Government 9.375% 1/13/34	USD	460,000	491,050
			491,050
Total Sovereign Debt (cost $5,372,895)			5,567,204

Supranational Banks – 0.94%
European Investment Bank
2.15% 1/18/27	JPY	96,600,000	798,232
6.00% 7/15/09	NZD	1,063,000	777,782
Inter-American Development Bank
1.90% 7/8/09	JPY	25,000,000	214,564
9.00% 8/6/10	BRL	1,181,000	621,513
Total Supranational Banks (cost $2,464,572)			2,412,091

U.S. Treasury Obligations – 10.25%
¥U.S. Treasury Bonds 4.50% 2/15/36	USD	9,034,000	8,449,617
U.S. Treasury Inflation Index Bonds 2.00% 1/15/26		728,026	679,056
U.S. Treasury Inflation Index Notes
2.00% 1/15/14		1,530,272	1,487,235
2.375% 4/15/11		832,739	828,055
2.375% 1/15/17		2,773,282	2,751,618
3.00% 7/15/12		1,595,735	1,638,372

U.S. Treasury Notes
4.50% 5/15/10	1,420,000	1,418,669
4.50% 5/15/17	4,152,000	4,064,746
4.625% 7/31/09	1,458,000	1,460,165
4.625% 7/31/12	3,173,000	3,177,217
^U.S. Treasury Strip 4.403% 11/15/13	340,000	254,017
Total U.S. Treasury Obligations (cost $25,934,376)		26,208,767
	Number of
	Shares
Future Call Option – 0.08%
US Bond Future Option 12/31/07	133	201,578
Total Future Call Option (cost $134,017)		201,578

Preferred Stock– 0.02%
Nexen 7.35%	2,375	59,636
Total Preferred Stock (cost $62,688)		59,636

Warrant – 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09	20	0
Total Warrant (cost $1,711)		0

Total Value of Securities – 121.89%
(cost $313,043,744)		311,725,950
Liabilities Net of Receivables and Other Assets (See Notes) – (21.89%)z		(55,980,228)
Net Assets Applicable to 27,348,047 Shares Outstanding – 100.00%		$255,745,722

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiahs
JPY – Japanese Yen
MXN – Mexican Peso
MYR – Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
USD – United States Dollar

†Non-income producing security for the period ended July 31, 2007.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2007, the aggregate amount of Rule 144A securities equaled $27,474,435, which represented 10.74% of the Portfolio’s net assets. See Note 6 in "Notes."
•Variable rate security. The rate shown is the rate as of July 31, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.
zOf this amount, $69,316,025 represents payable for securities purchased as of July 31, 2007.
¥Fully or partially pledged as collateral for financial futures contracts.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MBIA – Insured by the Municipal Bond Insurance Association
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at July 31, 2007:

Foreign Currency Exchange Contracts[1]
					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
CAD	1,187,958	EUR	(825,000)	8/31/07	$(15,503)
CAD	(1,301,300)	USD	1,222,544	8/31/07	1,639
EUR	(55,000)	USD	74,212	8/31/07	(1,126)
EUR	(12,000)	USD	16,181	8/31/07	(256)
EUR	1,030,411	USD	(1,409,581)	9/28/07	2,920
GBP	(662,500)	USD	1,307,808	8/31/07	(37,378)
IDR	3,173,430,000	USD	(2,534,000)	10/31/07	(22,067)
JPY	(11,556,858)	USD	95,872	8/31/07	(2,109)
JPY	(64,910,000)	USD	549,349	9/28/07	(2,769)
MYR	8,539,580	USD	(2,534,000)	5/20/08	(27,820)
NOK	1,483,292	USD	(252,392)	9/28/07	2,361
NOK	1,616,761	USD	(274,857)	9/28/07	2,819
					$(99,289)

Futures Contracts[2]
					Unrealized
	Contracts	Notional Cost	Notional		Appreciation
	To Buy (Sell)	(Proceeds)	Value	Expiration Date	(Depreciation)
20	U.S. Treasury 2 year Notes	$ 4,081,231	$ 4,098,750	9/30/07	$ 17,519
92	U.S. Treasury 5 year Notes	9,570,047	9,703,125	9/30/07	133,078
99	U.S. Treasury 10 year Notes	10,483,591	10,634,766	9/30/07	151,175
(2)	U.S. Treasury Long Bond	(212,993)	(220,125)	9/30/07	(7,132)
					$294,640

Swap Contracts[3] Index Swap

			Unrealized
Notional Amount	Expiration Date	Description	Depreciation
$1,400,000	12/31/07	Agreement with Bank of America to receive the notional amount multiplied by the BOFA 10 yr Commercial MBS Index AAA adjusted by a spread of 0.15% and to pay the notional amount multiplied by the fixed rate of 6.78%.	$(35,484)

Credit Default Swap

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Amount	Payments	Date	(Depreciation)
Protection Purchased:
ABX 2006 1 AA	$5,000,000	0.32%	7/25/45	$194,750
Capmark Financial Group
5 yr CDS	375,000	1.65%	9/20/12	2,070
5 yr CDS	130,000	2.42%	9/20/12	18,005
CDX North America
High Yield Index 8 CDS	750,000	2.75%	6/20/12	11,038
High Yield Index 8-B CDS	5,450,000	2.50%	6/20/12	334,526
Centex 5 yr CDS	1,014,000	1.52%	9/20/12	25,034
Gannet 7 yr CDS	676,000	0.88%	9/20/14	2,428
LCDX North America 8 CDS	1,000,000	1.20%	6/20/12	(7,700)
New York Times 7 yr CDS	676,000	0.75%	9/20/14	6,599
Sara Lee 7 yr CDS	676,000	0.60%	9/20/14	4,503
V.F. 5 yr CDS	195,000	0.40%	9/20/12	(378)
				590,875
Protection Sold:
Residential Capital 5 yr CDS	(312,000)	4.60%	9/20/12	-
Reynolds American 5 yr CDS	(1,352,000)	1.00%	9/20/12	(16,490)
				(16,490)
Total				$574,385

Interest Rate Swap

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Amount	Payments	Date	Depreciation
Goldman Sachs 5 yr IRS	$4,525,000	5.355%	5/2/12	$(45,001)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”
3See Note 5 in ”Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Core Plus Fixed Income Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on future contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments@ Family of Funds are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$313,416,215
Aggregate unrealized appreciation	$ 1,404,269
Aggregate unrealized depreciation	(3,094,534)
Net unrealized depreciation	$ (1,690,265)

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $2,046,107 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $394,175 expires in 2013; and $1,651,932 expires in 2014.

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Futures Contracts
The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

5. Swap Contracts
The Portfolio may enter into interest rate swap contracts, index swap contracts and credit default swap (CDS) contracts in accordance with its investment objectives. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a Credit Event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a Credit Event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended July 31, 2007, the Portfolio entered into CDS contracts as a purchaser and a seller of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a Credit Event or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

6. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Portfolio also invests in taxable municipal bonds.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of July 31, 2007, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Emerging Markets Portfolio

July 31, 2007

	Number of	Value
	Shares	(U.S. $)
Common Stock – 91.32%Δ
Brazil – 10.65%
AES Tiete	93,438,657	$3,841,642
Companhia de Concessoes Rodoviarias	746,900	13,416,464
Companhia Siderurgica Nacional	81,400	4,706,950
Companhia Siderurgica Nacional ADR	100	5,766
Companhia Vale do Rio Doce ADR	144,000	6,095,520
CPFL Energia	212,247	4,026,500
†CPFL Energia ADR	108,700	6,227,423
Petroleo Brasileiro ADR	379,200	21,178,320
†Redecard	745,400	12,697,503
Santos-Brasil	323,399	4,923,900
Votorantim Celulose e Papel ADR	628,950	14,950,142
		92,070,130
Chile – 1.15%
Banco Santander ADR	131,800	6,284,224
†#Inversiones Aguas Metropolitanas 144A ADR	150,000	3,602,415
		9,886,639
China – 7.15%☐
China Merchants Holdings International	896,000	4,349,574
China Mobile	1,779,500	20,446,933
China Shipping Development	1,800,000	4,653,663
COSCO Pacific	4,242,000	11,076,650
Fountain Set Holdings	3,376,000	1,410,198
Texwinca Holdings	6,358,000	5,497,984
TPV Technology	8,072,000	6,183,066
Zhejiang Expressway	7,234,000	8,199,281
		61,817,349
Colombia – 1.19%
Bancolombia ADR	289,300	10,296,187
		10,296,187
Czech Republic – 1.39%
Komercni Banka	60,880	12,046,348
		12,046,348
Egypt – 0.92%
MobiNil-Egyptian Mobile Services	242,670	7,946,183
		7,946,183
Hungary – 1.03%
OTP Bank	160,028	8,931,110
		8,931,110
India – 0.74%
Hero Honda Motors	382,122	6,399,283
		6,399,283
Israel – 4.72%
Bank Hapoalim	3,433,857	16,146,212
Bezeq Israeli Telecommunication	7,158,775	11,607,823
Teva Pharmaceutical Industries ADR	309,100	12,988,382
		40,742,417
Malaysia – 5.03%
Hong Leong Bank	5,012,100	8,987,498
MISC Foreign	4,583,600	13,431,506
Public Bank	912,800	2,663,628
Public Bank Foreign	2,515,600	7,591,787
Tanjong	2,117,200	10,760,466
		43,434,885
Mexico – 6.58%
America Movil Series L ADR	258,700	15,490,956
†Banco Compartamos	817,100	4,464,702

Cemex SAB ADR	158,903	5,138,923
Grupo Aeroportuario del Pacifico ADR	99,900	4,857,138
Grupo Modelo Series C	2,138,000	11,487,506
Grupo Televisa ADR	299,400	7,559,850
Kimberly-Clark de Mexico Class A	1,999,600	7,884,916
		56,883,991
Panama – 0.61%
Banco Latinoamericano Export Class E	281,200	5,230,320
		5,230,320
Phillippines – 0.91%
Philippine Long Distance Telephone ADR	137,700	7,870,932
		7,870,932
Poland – 1.87%
Bank Pekao	80,209	7,386,375
Telekomunikacja Polska	1,109,814	8,742,785
		16,129,160
Republic of Korea – 9.64%
Daelim Industrial	63,381	10,807,606
Hana Financial Group	414,500	22,362,927
Kookmin Bank	171,925	15,004,651
Korea Electric Power	382,040	18,315,376
KT	96,860	4,630,484
KT ADR	345,489	8,125,901
Samsung Electronics	6,213	4,101,199
		83,348,144
Russia – 3.18%
†Evraz Group GDR	208,400	10,149,080
LUKOIL ADR	99,164	8,017,409
Mobile Telesystems ADR	145,200	9,285,540
		27,452,029
South Africa – 8.62%
African Bank Investments	4,027,051	18,411,524
Aspen Pharmacare Holdings	1,094,329	5,100,266
Remgro	278,439	6,950,300
Sasol	500,716	18,891,291
Standard Bank Group	821,907	11,633,869
Telkom	331,597	7,770,293
Tiger Brands	222,225	5,751,078
		74,508,621
Taiwan – 17.76%
Asustek Computer	3,979,360	11,300,820
Chinatrust Financial Holding	12,561,000	9,888,410
Chunghwa Telecom	7,443,678	12,806,363
Chunghwa Telecom ADR	460,067	7,627,916
Far EasTone Telecommunications	8,321,000	9,633,240
Lite-On Technology	10,501,378	17,292,331
MediaTek	996,450	17,763,740
Mega Financial Holding	33,632,000	23,588,964
President Chain Store	5,000,376	13,838,053
Synnex Technology International	3,419,390	7,164,048
Taiwan Semiconductor Manufacturing	10,595,134	20,804,448
Taiwan Semiconductor Manufacturing ADR	179,100	1,817,865
		153,526,198
Thailand – 5.09%
Kasikornbank-Foreign	2,298,754	5,794,582
Kasikornbank NVDR	562,846	1,353,566
Land & Houses NVDR	19,450,810	4,193,937
PTT foreign	789,900	7,343,556
Siam Cement NVDR	2,689,300	21,472,129
Siam City Bank Foreign	6,650,600	3,859,416
		44,017,186
Turkey – 3.09%
Akbank	970,985	6,488,035
Tofas Turk Otomobil Fabrikasi	1,673,851	7,962,465
Turkcell Iletisim Hizmet	1,746,577	12,276,610
		26,727,110
Total Common Stock (cost $589,202,656)		789,264,222

Preferred Stock– 7.06%
Brazil – 2.55%
AES Tiete	72,100,000	2,658,711
Companhia Vale do Rio Doce Class A	111,718	4,696,897
Itausa- Investimentos Itau	1,601,688	10,060,470
Ultrapar Participacoes	137,653	4,659,025
		22,075,103
Republic of Korea – 4.51%
Hyundai Motor	393,150	19,112,999
Samsung Electronics	40,022	19,821,368
		38,934,367
Total Preferred Stock (cost $36,536,083)		61,009,470

	Principal
	Amount
Repurchase Agreements– 1.11%
With BNP Paribas 5.08% 8/1/07
(dated 7/31/07, to be repurchased at $4,270,603,
collateralized by $1,376,000 U.S. Treasury Notes
2.75% due 8/15/07, market value $1,392,182
and $2,922,000 U.S. Treasury Notes 5.625% due 5/15/08,
market value $2,972,412)	$4,270,000	4,270,000
With Cantor Fitzgerald 5.07% 8/1/07
(dated 7/31/07, to be repurchased at $2,329,328,
collateralized by $693,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $684,509
and $1,630,000 U.S. Treasury Notes 5.00% due 8/15/11,
market value $1,691,880)	2,329,000	2,329,000
With UBS Warburg 5.06% 8/1/07
(dated 7/31/07, to be repurchased at $3,028,426,
collateralized by $3,065,000 U.S. Treasury Notes 4.875%
due 6/30/09, market value $3,090,769)	3,028,000	3,028,000
Total Repurchase Agreements (cost $9,627,000)		9,627,000

Total Value of Securities – 99.49%
(cost $635,365,739)		859,900,692
Receivables and Other Assets Net of Liabilities (See Notes) – 0.51%		4,387,174
Net Assets Applicable to 52,346,707 Shares Outstanding – 100.00%		$864,287,866

ΔSecurities have been classified by country of origin.
†Non-income producing security for the period ended July 31, 2007.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2007, the aggregate amount of Rule 144A securities equaled $3,602,415, which represented 0.42% of the Portfolio's net assets. See Note 4 in "Notes."
☐Securities listed and traded on the Hong Kong Stock Exchange.

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
HKD – Hong Kong Dollar
NVDR – Non-Voting Depositary Receipts
USD – United States Dollar

The following foreign currency exchange contract was outstanding at July 31, 2007:

Foreign Currency Exchange Contract1

					Unrealized
Contract to Deliver		In Exchange For		Settlement Date	Appreciation
HKD	(779,436)	USD	99,607	8/1/07	$14
					$14

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Emerging Markets Portfolio (Portfolio).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio's last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$636,062,831
Aggregate unrealized appreciation	231,281,560
Aggregate unrealized depreciation	(7,443,699)
Net unrealized appreciation	$223,837,861

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

4. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. As of July 31, 2007, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Focus Smid-Cap Growth Equity Portfolio

July 31, 2007

	Number of
	Shares	Value
Common Stock – 97.63%
Basic Industry/Capital Goods – 5.07%
Graco	9,900	$406,296
		406,296
Business Services – 16.33%
Corporate Executive Board	4,500	303,390
Expeditors International Washington	8,200	366,376
†Global Cash Access Holdings	24,100	329,206
Global Payments	8,300	310,420
		1,309,392
Consumer Durables – 8.62%
Gentex	19,400	382,956
†Select Comfort	19,350	308,439
		691,395
Consumer Non-Durables – 9.47%
Fastenal	8,600	387,602
†NetFlix	21,600	372,168
		759,770
Consumer Services – 23.97%
Heartland Payment Systems	12,600	390,978
IHOP	6,398	417,342
Jackson Hewitt Tax Service	11,100	301,920
Strayer Education	2,200	333,366
Weight Watchers International	9,861	478,455
		1,922,061
Financials – 12.46%
†Affiliated Managers Group	2,600	293,800
Financial Federal	10,316	292,459
OptionsXpress Holdings	16,500	412,665
		998,924
Health Care – 4.49%
†Techne	6,400	360,064
		360,064
Technology – 12.91%
Blackbaud	19,300	404,142
†j2 Global Communications	11,700	381,888
†NAVTEQ	4,600	248,998
		1,035,028
Transportation – 4.31%
C.H. Robinson Worldwide	7,100	345,415
		345,415
Total Common Stock (cost $7,762,259)		7,828,345

	Principal
	Amount
^Discount Note – 2.49%
Federal Home Loan Bank 5.041% 8/1/07	$200,000	200,000
Total Discount Note (cost $200,031)		200,000

Total Value of Securities – 100.12%
(cost $7,962,290)		8,028,345
Liabilities Net of Receivables and Other Assets (See Notes) – (0.12%)		(9,501)
Net Assets Applicable to 772,990 Shares Outstanding – 100.00%		$8,018,844

†Non-income producing security for the period ended July 31, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Focus Smid-Cap Growth Equity Portfolio (the “Portfolio”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Portfolio’s net asset value calculations as late as the Portfolio's last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio's financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$7,962,290
Aggregate unrealized appreciation	$ 550,710
Aggregate unrealized depreciation	(484,655)
Net unrealized appreciation	$ 66,055

3. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At July 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Global Fixed Income Portfolio

July 31, 2007

		Principal	Value
		Amount°	(U.S.$)
Bonds – 97.83%
Australia – 1.18%
New South Wales Treasury 5.50% 8/1/14	AUD	850,000	$679,675
Queensland Treasury 6.00% 10/14/15	AUD	3,000,000	2,465,303
			3,144,978
Austria – 7.20%
Oesterreichesche Kontrollbank
1.80% 3/22/10	JPY	1,200,000,000	10,309,582
5.25% 4/25/08	EUR	2,659,000	3,658,883
Republic of Austria 5.25% 1/4/11	EUR	3,700,000	5,199,727
			19,168,192
Finland – 2.08%
Finnish Government
5.375% 7/4/13	EUR	1,960,000	2,815,769
5.75% 2/23/11	EUR	1,900,000	2,713,486
			5,529,255
France – 10.08%
Compagnie de Financement Foncier 0.60% 3/23/10	JPY	1,100,000,000	9,154,927
Government of France
5.00% 10/25/16	EUR	5,040,000	7,190,741
5.75% 10/25/32	EUR	3,000,000	4,832,850
8.50% 10/25/19	EUR	3,000,000	5,642,031
			26,820,549
Germany – 20.81%
Deutschland Republic
3.75% 1/4/15	EUR	4,900,000	6,457,144
4.25% 1/4/14	EUR	5,900,000	8,029,798
4.75% 7/4/28	EUR	6,750,000	9,530,069
4.75% 7/4/34	EUR	5,200,000	7,394,551
KFW
1.85% 9/20/10	JPY	1,050,000,000	9,042,821
5.25% 7/4/12	EUR	3,000,000	4,230,931
Rentenbank
1.375% 4/25/13	JPY	944,000,000	7,895,787
5.75% 1/21/15	AUD	3,480,000	2,786,996
			55,368,097
Ireland – 5.29%
Republic of Ireland 5.00% 4/18/13	EUR	10,000,000	14,069,502
			14,069,502
Italy – 3.92%
Republic of Italy
0.65% 3/20/09	JPY	100,000,000	840,376
3.70% 11/14/16	JPY	985,000,000	9,579,955
			10,420,331
Japan – 9.80%
Development Bank of Japan 1.40% 6/20/12	JPY	1,200,000,000	10,153,827
Japan Finance Corporation for Municipal Enterprises
*1.55% 2/21/12	JPY	1,220,000,000	10,424,883
2.00% 5/9/16	JPY	640,000,000	5,497,915
			26,076,625
Mexico – 3.73%
Mexican Bonos
8.00% 12/23/10	MXN	12,000,000	1,108,444
9.00% 12/20/12	MXN	31,000,000	2,984,027
9.50% 12/18/14	MXN	35,000,000	3,508,350
10.00% 12/5/24	MXN	21,000,000	2,334,885
			9,935,706
Netherlands – 7.30%
*Bank Nederlandse Gemeenten 0.80% 9/22/08	JPY	850,000,000	7,171,214
Netherlands Government
4.25% 7/15/13	EUR	3,400,000	4,623,159
7.50% 1/15/23	EUR	4,200,000	7,615,252
			19,409,625

Norway – 3.65%
Eksportfinans 1.80% 6/21/10	JPY	1,130,000,000	9,707,837
			9,707,837
Poland – 2.66%
Poland Government 5.50% 3/12/12	EUR	5,000,000	7,087,556
			7,087,556
Spain – 2.24%
Instituto de Credito Oficial 5.50% 10/11/12	AUD	770,000	617,762
Spanish Government 5.50% 7/30/17	EUR	3,600,000	5,330,610
			5,948,372
Supranational – 10.99%
European Investment Bank
1.40% 6/20/17	JPY	270,000,000	2,200,901
*2.125% 9/20/07	JPY	180,000,000	1,522,220
*2.15% 1/18/27	JPY	865,000,000	7,147,728
6.00% 8/14/13	AUD	1,600,000	1,314,445
Inter-American Development Bank
1.90% 7/8/09	JPY	558,000,000	4,789,076
5.50% 3/30/10	EUR	5,700,000	8,021,199
International Bank for Reconstruction & Development 2.00% 2/18/08	JPY	500,000,000	4,246,276
			29,241,845
United Kingdom – 1.94%
U.K. Treasury
5.00% 3/7/12	GBP	790,000	1,581,888
5.00% 9/7/14	GBP	1,800,000	3,585,686
			5,167,574
United States – 4.96%
U.S. Treasury Inflation Index Note 3.00% 7/15/12	USD	7,863,044	8,073,137
U.S. Treasury Notes 3.625% 5/15/13		5,400,000	5,128,736
			13,201,873
Total Bonds (cost $259,293,222)			260,297,917

Repurchase Agreements – 0.27%
With BNP Paribas 5.08% 8/1/07
(dated 7/31/07, to be repurchased at $321,145,
collateralized by $103,500 U.S. Treasury Notes
2.75% due 8/15/07, market value $104,699
and $219,800 U.S. Treasury Notes 5.625% due 5/15/08,
market value $223,541)		321,100	321,100
With Cantor Fitzgerald 5.07% 8/1/07
(dated 7/31/07, to be repurchased at $175,225,
collateralized by $52,100 U.S. Treasury Notes
3.375% due 9/15/09, market value $51,479
and $122,600 U.S. Treasury Notes 5.00% due 8/15/11,
market value $127,238)		175,200	175,200
With UBS Warburg 5.06% 8/1/07
(dated 7/31/07, to be repurchased at $227,732,
collateralized by $230,500 U.S. Treasury Notes 4.875%
due 6/30/09, market value $232,442)		227,700	227,700
Total Repurchase Agreements (cost $724,000)			724,000

Total Value of Securities Before Securities Lending Collateral – 98.10%
(cost $260,017,222)			261,021,917
Securities Lending Collateral** – 5.88%
Short-Term Investments – 5.88%
Bank of America 5.385% 8/1/07		5,043,835	5,043,835
Morgan Stanley 5.32% 8/1/07		10,592,165	10,592,165
Total Securities Lending Collateral (cost $15,636,000)			15,636,000

Total Value of Securities – 103.98%
(cost $275,653,222)			276,657,917©
Obligation to Return Securities Lending Collateral** – (5.88%)			(15,636,000)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.90%			5,055,155
Net Assets Applicable to 23,724,101 Shares Outstanding – 100.00%			$266,077,072

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
EUR – European Monetary Unit
GBP - British Pound Sterling
JPY – Japanese Yen
MXN – Mexican Peso
USD – United States Dollar

*Fully or partially on loan.
**See Note 4 in "Notes."
©Includes $14,906,577 of securities loaned.

The following foreign currency exchange contracts were outstanding at July 31, 2007:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to Deliver		In Exchange For		Settlement Date	Appreciation
GBP	(2,566,000)	USD	5,224,892	10/31/07	$20,325
					$20,325

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Global Fixed Income Portfolio (the Portfolio).

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio's last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio's financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$275,881,250
Aggregate unrealized appreciation	9,744,986
Aggregate unrealized depreciation	(8,968,319)
Net unrealized appreciation	$776,667

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $707,130 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2014.

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities in the Schedule of Investments.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings.

In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Portfolio records security lending income net of such allocation.

At July 31, 2007, the market value of securities on loan was $14,906,577, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Security Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of July 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Change in Custodian
On August 9, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Portfolio’s custodian.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Global Real Estate Securities Portfolio

July 31, 2007

	Number of	Value
	Shares	(U.S. $)
Common Stock – 86.60%Δ
Australia – 9.99%
DB RREEF Trust	1,916,961	$ 2,935,319
GPT Group	928,000	3,523,308
Goodman Group	919,692	4,691,486
Stockland	740,422	4,818,458
Valad Property Group	1,694,200	2,638,074
Westfield Group	546,562	8,791,817
†Westfield Group Entitlement Shares	47,527	749,842
		28,148,304
Austria – 0.88%
†IMMOEAST	190,005	2,467,331
		2,467,331
Brazil – 2.14%
†BR Malls Participacoes	238,000	2,902,716
†Iguatemi Empresa de Shopping Centers	190,600	3,133,525
		6,036,241
Canada – 1.93%
Altus Group Income Fund	57,200	701,929
Boardwalk Real Estate Investment Trust	36,385	1,548,247
RioCan Real Estate Investment Trust	150,126	3,180,696
		5,430,872
China – 1.61%
†Shimao Property Holdings	1,722,000	4,540,423
		4,540,423
Finland – 0.57%
Sponda	114,000	1,604,296
		1,604,296
France – 2.80%
Fonciere Des Regions	21,218	3,185,408
Unibail-Rodamco	19,998	4,718,810
		7,904,218
Germany – 0.90%
IVG Immobilien	69,390	2,533,428
		2,533,428
Greece – 0.37%
Babis Vovos International Construction	33,225	1,051,845
		1,051,845
Hong Kong – 8.66%
Cheung Kong Holdings	211,000	2,960,812
Hang Lung Group	1,129,000	5,535,668
Henderson Land Development	559,000	4,026,742
Link REIT	944,000	1,958,815
New World Development	1,785,000	4,360,485
Shenzhen Investment	1,000	855
Sun Hung Kai Properties	437,000	5,557,602
		24,400,979
Italy – 0.79%
Beni Stabili	1,800,759	2,237,600
		2,237,600
Japan – 13.13%
Aeon Mall	65,600	1,962,136
Japan Prime Realty Investment	723	2,777,352
Japan Real Estate Investment	246	2,797,322
Japan Retail Fund Investment	254	2,051,942
Kenedix Realty Investment	174	1,254,097
Mitsubishi Estate	405,800	10,323,072
Mitsui Fudosan	315,900	8,247,674
Nippon Residential Investment	317	1,726,856
NTT Urban Development	1,273	2,304,073

Sumitomo Realty & Development	40,300	1,197,361
Tokyu REIT	276	2,377,599
		37,019,484
Malaysia – 0.38%
KLCC Property Holdings	1,043,200	1,077,567
		1,077,567
Netherlands – 0.54%
Rodamco Europe	11,707	1,512,242
		1,512,242
Norway – 0.77%
†Norwegian Property	181,700	2,160,980
		2,160,980
Singapore – 2.55%
CapitaMall Trust	1,097,796	2,693,006
K-REIT Asia	1,130,363	2,161,584
Mapletree Logistics Trust	2,670,000	2,344,774
		7,199,364
Sweden – 0.80%
Castellum	186,700	2,259,478
		2,259,478
United Kingdom – 9.15%
Big Yellow Group	132,165	1,346,645
British Land	275,773	6,881,786
Derwent London	74,300	2,486,895
Great Portland Estates	220,579	2,886,257
Hammerson	188,026	4,533,414
Land Securities Group	190,757	6,500,529
Liberty International	55,587	1,158,822
		25,794,348
United States – 28.64%
Alexandria Real Estate Equities	20,700	1,782,891
AMB Property	35,000	1,864,800
Archstone-Smith Trust	28,400	1,630,444
AvalonBay Communities	27,600	2,979,972
Boston Properties	25,500	2,409,495
Brandywine Realty Trust	57,500	1,386,900
BRE Properties	17,200	869,116
Brookfield Properties	164,400	3,735,873
Equity One	57,300	1,322,484
Equity Residential	53,600	2,133,816
Federal Realty Investment Trust	20,000	1,502,800
General Growth Properties	94,900	4,553,302
Gramercy Capital	60,800	1,470,752
Health Care Property Investors	50,500	1,375,620
Health Care REIT	28,700	1,053,577
Highwoods Properties	37,500	1,219,875
Host Hotels & Resorts	156,100	3,296,832
Kilroy Realty	17,400	1,121,082
Kimco Realty	85,200	3,180,516
Kite Realty Group Trust	50,200	801,192
Liberty Property Trust	37,600	1,410,376
Macerich	29,800	2,179,870
Marriott International Class A	50,300	2,089,965
ProLogis	62,700	3,567,630
Public Storage	52,700	3,693,743
Regency Centers	20,700	1,342,809
Simon Property Group	108,100	9,353,893
SL Green Realty	30,700	3,727,594
Starwood Hotels & Resorts Worldwide	82,300	5,181,608
Ventas	64,500	2,103,990
Vornado Realty Trust	59,700	6,389,691
		80,732,508
Total Common Stock (cost $268,802,171)		244,111,508
	Principal
	Amount (U.S.$)
^Discount Note – 10.54%
Federal Home Loan Bank 5.041% 8/1/07	$29,705,000	29,705,000
Total Discount Note (cost $29,705,000)		29,705,000

Total Value of Securities – 97.14%
(cost $298,507,171)	273,816,508
Receivables and Other Assets Net of Liabilities (See Notes) – 2.86%	8,055,618
Net Assets Applicable to 35,290,104 Shares Outstanding – 100.00%	$281,872,126

ΔSecurities have been classified by country of origin.
†Non-income producing security for the period ended July 31, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
REIT – Real Estate Investment Trust
SGD – Singapore Dollar
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at July 31, 2007:

Foreign Currency Exchange Contracts1

			Unrealized
Contracts to Deliver	In Exchange For	Settlement Date	Depreciation
SGD (2,437,199)	USD 1,606,380	8/1/07	$(1,271)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Global Real Estate Securities Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Portfolio’s net asset value calculations as late as the Portfolio’s last Net Asset Value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio's financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$298,913,720
Aggregate unrealized appreciation	$ 5,670,824
Aggregate unrealized depreciation	(30,768,036)
Net unrealized depreciation	$ (25,097,212)

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized loss is included in receivables and other assets net of liabilities in the Schedule of Investments.

4. Credit and Market Risk
The Portfolio concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company, a Series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At July 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The High-Yield Bond Portfolio

July 31, 2007

	Principal
	Amount	Value
	(U.S.$)	(U.S. $)
Corporate Bonds – 86.27%
Basic Industry – 9.53%
AK Steel
7.75% 6/15/12	$ 45,000	$ 44,775
7.875% 2/15/09	13,000	13,065
#Algoma Acquisition 144A 9.875% 6/15/15	40,000	38,000
Bowater
9.00% 8/1/09	25,000	24,688
9.50% 10/15/12	195,000	184,275
Freeport McMoRan Copper & Gold 8.25% 4/1/15	125,000	131,250
Georgia-Pacific 8.875% 5/15/31	230,000	219,650
Hexion US Finance 9.75% 11/15/14	165,000	177,375
Lyondell Chemical
8.00% 9/15/14	80,000	86,000
8.25% 9/15/16	30,000	33,000
#MacDermid 144A 9.50% 4/15/17	130,000	118,950
#Momentive Performance Materials 144A 9.75% 12/1/14	210,000	202,650
Norske Skog Canada 8.625% 6/15/11	250,000	225,624
‡#Port Townsend Paper 144A 11.00% 4/15/11	40,000	17,400
Potlatch 13.00% 12/1/09	50,000	56,727
#Sappi Papier Holding 144A 7.50% 6/15/32	210,000	184,468
‡Solutia 6.72% 10/15/37	45,000	36,675
#Steel Dynamics 144A 6.75% 4/1/15	50,000	47,750
Tube City IMS 9.75% 2/1/15	130,000	127,075
Witco 6.875% 2/1/26	25,000	20,875
		1,990,272
Brokerage – 2.20%
E Trade Financial 8.00% 6/15/11	145,000	148,625
#HUB International Holdings 144A 10.25% 6/15/15	50,000	43,250
LaBranche
9.50% 5/15/09	100,000	99,500
11.00% 5/15/12	170,000	167,450
		458,825
Capital Goods – 4.47%
Baldor Electric 8.625% 2/15/17	35,000	36,050
Berry Plastics Holding 8.875% 9/15/14	175,000	168,875
CPG International 10.50% 7/1/13	125,000	121,875
Graham Packaging 9.875% 10/15/14	75,000	70,875
Greenbrier 8.375% 5/15/15	20,000	19,800
#Hawker Beechcraft Acquisition 144A 9.75% 4/1/17	90,000	89,325
Interface 10.375% 2/1/10	195,000	203,775
Intertape Polymer 8.50% 8/1/14	45,000	40,725
#Mueller Water Products 144A 7.375% 6/1/17	30,000	28,200
Smurfit-Stone Container Enterprises 8.00% 3/15/17	105,000	98,700
Trimas 9.875% 6/15/12	54,000	54,000
		932,200
Consumer Cyclical – 9.49%
Accuride 8.50% 2/1/15	45,000	42,975
Carrols 9.00% 1/15/13	155,000	147,250
Ford Motor Credit
7.375% 10/28/09	35,000	33,807
7.80% 6/1/12	200,000	190,607
General Motors
6.375% 5/1/08	140,000	138,250
8.375% 7/15/33	160,000	132,400
Global Cash Access 8.75% 3/15/12	244,000	250,099
GMAC 6.875% 9/15/11	20,000	18,614
#Goodyear Tire & Rubber 144A 8.625% 12/1/11	126,000	128,835
#KAR Holdings 144A 10.00% 5/1/15	200,000	177,000

Lear 8.75% 12/1/16	205,000	190,650
Neiman Marcus Group PIK 9.00% 10/15/15	175,000	183,313
NPC International 9.50% 5/1/14	40,000	37,000
#OSI Restaurant Partners 144A 10.00% 6/15/15	40,000	35,000
#TRW Automotive 144A
7.00% 3/15/14	25,000	23,500
7.25% 3/15/17	65,000	60,450
#USI Holdings 144A 9.75% 5/15/15	80,000	76,400
#Vitro 144A 9.125% 2/1/17	120,000	115,800
		1,981,950
Consumer Non-Cyclical – 3.55%
Chiquita Brands International 8.875% 12/1/15	75,000	64,875
Constellation Brands 8.125% 1/15/12	75,000	75,750
DEL Laboratories 8.00% 2/1/12	110,000	99,000
National Beef Packing 10.50% 8/1/11	150,000	150,750
Pilgrim's Pride
8.375% 5/1/17	275,000	262,625
9.625% 9/15/11	50,000	51,063
Smithfield Foods 7.75% 7/1/17	25,000	24,250
True Temper Sports 8.375% 9/15/11	15,000	12,600
		740,913
Energy – 10.18%
Bluewater Finance 10.25% 2/15/12	20,000	21,025
Chesapeake Energy 6.625% 1/15/16	210,000	198,975
Compton Petroleum Finance 7.625% 12/1/13	150,000	141,000
#Dynegy Holdings 144A 7.75% 6/1/19	50,000	43,500
El Paso 7.00% 6/15/17	60,000	57,929
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	20,000	20,650
#Energy Partners 144A 9.75% 4/15/14	60,000	57,300
Geophysique-Veritas
7.50% 5/15/15	15,000	14,700
7.75% 5/15/17	65,000	63,700
#Hilcorp Energy I 144A
7.75% 11/1/15	210,000	197,400
9.00% 6/1/16	25,000	25,000
Inergy Finance
6.875% 12/15/14	5,000	4,675
8.25% 3/1/16	210,000	211,050
Kinder Morgan Finance 5.35% 1/5/11	5,000	4,822
Mariner Energy 8.00% 5/15/17	35,000	33,075
Massey Energy 6.625% 11/15/10	30,000	28,125
#OPTI Canada 144A
7.875% 12/15/14	40,000	39,400
8.25% 12/15/14	125,000	125,625
PetroHawk Energy 9.125% 7/15/13	115,000	119,025
Plains Exploration & Production 7.00% 3/15/17	70,000	62,825
#Regency Energy Partners 144A 8.375% 12/15/13	125,000	129,375
•Secunda International 13.36% 9/1/12	75,000	76,688
#Seitel 144A 9.75% 2/15/14	295,000	277,299
#Stallion Oilfield Services 144A 9.75% 2/1/15	55,000	53,625
#VeraSun Energy 144A 9.375% 6/1/17	100,000	91,500
Whiting Petroleum 7.25% 5/1/13	30,000	28,200
		2,126,488
Media – 8.97%
CCH I 13.50% 1/15/14	280,000	278,600
Charter Communications Holdings 13.50% 1/15/11	90,000	92,475
Dex Media West 9.875% 8/15/13	35,000	36,925
Idearc 8.00% 11/15/16	110,000	104,775
Insight Communications 12.25% 2/15/11	25,000	25,938
Insight Midwest 9.75% 10/1/09	265,000	265,000
#LBI Media 144A 8.50% 8/1/17	55,000	53,625
Mediacom Capital 9.50% 1/15/13	350,000	347,374
=Porttown 10.85% 9/30/07	52,632	52,105
#Quebecor World 144A 9.75% 1/15/15	100,000	96,500
RH Donnelley 8.875% 1/15/16	65,000	63,538
Time Warner Telecom Holdings 9.25% 2/15/14	225,000	231,188
#Univision Communications PIK 144A 9.75% 3/15/15	155,000	141,825
Vertis 10.875% 6/15/09	45,000	42,525
WMG Acquisition 7.375% 4/15/14	45,000	40,500
		1,872,893

Real Estate – 1.85%
American Real Estate Partners 8.125% 6/1/12	125,000	120,625
BF Saul REIT 7.50% 3/1/14	230,000	230,000
#Realogy 144A 12.375% 4/15/15	30,000	25,200
Rouse 7.20% 9/15/12	10,000	10,415
		386,240
Services Cyclical – 13.11%
#Aramark 144A 8.50% 2/1/15	225,000	213,188
#Bristow Group 144A 7.50% 9/15/17	85,000	84,575
#Cardtronics 144A 9.25% 8/15/13	50,000	48,250
Corrections Corporation of America 7.50% 5/1/11	40,000	40,200
FTI Consulting 7.625% 6/15/13	275,000	272,249
Gaylord Entertainment 8.00% 11/15/13	140,000	139,300
Harrah's Operating 6.50% 6/1/16	75,000	55,209
Hertz 8.875% 1/1/14	135,000	135,675
¶H-Lines Finance Holdings 11.00% 4/1/13	180,000	179,550
Horizon Lines 9.00% 11/1/12	100,000	106,750
Isle of Capri Casinos 9.00% 3/15/12	115,000	120,606
Kansas City Southern Railway 9.50% 10/1/08	25,000	25,781
Majestic Star Casino 9.50% 10/15/10	330,000	334,949
Mandalay Resort Group
9.375% 2/15/10	217,000	222,968
9.50% 8/1/08	30,000	31,200
#Mobile Services Group 144A 9.75% 8/1/14	25,000	26,375
#Penhall International 144A 12.00% 8/1/14	75,000	79,875
#Pokagon Gaming Authority 144A 10.375% 6/15/14	185,000	198,875
#Rental Service 144A 9.50% 12/1/14	200,000	196,000
Seabulk International 9.50% 8/15/13	5,000	5,363
Station Casinos 6.625% 3/15/18	130,000	104,650
¶Town Sports International 11.00% 2/1/14	25,000	23,125
Wheeling Island Gaming 10.125% 12/15/09	65,000	66,138
Williams Scotsman 8.50% 10/1/15	25,000	27,000
		2,737,851
Services Non-Cyclical – 8.19%
Allied Waste North America
7.375% 4/15/14	55,000	52,113
7.875% 4/15/13	75,000	74,625
9.25% 9/1/12	235,000	244,693
Casella Waste Systems 9.75% 2/1/13	225,000	228,375
#Community Health Systems 144A 8.875% 7/15/15	55,000	53,694
CRC Health 10.75% 2/1/16	225,000	240,750
Geo Subordinate 11.00% 5/15/12	35,000	34,650
HCA 6.50% 2/15/16	85,000	65,875
#HCA PIK 144A 9.625% 11/15/16	10,000	9,950
HealthSouth 10.75% 6/15/16	165,000	167,475
#Universal Hospital Services PIK 144A 8.50% 6/1/15	75,000	68,063
US Oncology 9.00% 8/15/12	50,000	50,000
#US Oncology Holdings PIK 144A 9.797% 3/15/12	160,000	148,800
¶Vanguard Health Holding 11.25% 10/1/15	190,000	139,650
WCA Waste 9.25% 6/15/14	130,000	131,300
		1,710,013
Technology & Electronics – 1.86%
#Freescale Semiconductor 144A
8.875% 12/15/14	140,000	128,450
10.125% 12/15/16	55,000	48,675
MagnaChip Semiconductor 8.00% 12/15/14	175,000	106,750
Solectron Global Finance 8.00% 3/15/16	100,000	105,000
		388,875
Telecommunications – 10.44%
‡Allegiance Telecom 11.75% 2/15/08	10,000	5,075
American Tower 7.125% 10/15/12	200,000	197,000
#Broadview Networks Holdings 144A 11.375% 9/1/12	125,000	126,875
•Centennial Communications 11.11% 1/1/13	110,000	112,200
Cricket Communications 9.375% 11/1/14	200,000	198,250
#Digicel 144A 9.25% 9/1/12	100,000	101,500
#Digicel Group 144A 8.875% 1/15/15	200,000	184,500
•#Hellas Telecommunications Luxembourg II 144A 11.11% 1/15/15	200,000	199,000
Hughes Network Systems 9.50% 4/15/14	290,000	289,999

¶Inmarsat Finance 10.375% 11/15/12	70,000	65,450
#MetroPCS Wireless 144A 9.25% 11/1/14	85,000	83,725
NTL Cable 9.125% 8/15/16	125,000	126,875
#PAETEC Holding 144A 9.50% 7/15/15	50,000	48,000
Qwest
7.50% 10/1/14	50,000	49,250
•8.61% 6/15/13	200,000	208,000
Rural Cellular 9.875% 2/1/10	35,000	36,488
Triton PCS 8.50% 6/1/13	25,000	25,250
Windstream 8.125% 8/1/13	120,000	121,950
		2,179,387
Utilities – 2.43%
Avista 9.75% 6/1/08	5,000	5,177
‡#Calpine 144A 8.496% 7/15/09	24,438	25,904
Elwood Energy 8.159% 7/5/26	81,360	82,280
Midwest Generation 8.30% 7/2/09	6,876	7,048
Mirant Americas Generation 8.30% 5/1/11	210,000	206,851
Mirant North America 7.375% 12/31/13	110,000	110,000
Orion Power Holdings 12.00% 5/1/10	65,000	70,850
		508,110
Total Corporate Bonds (cost $18,931,708)		18,014,017

Convertible Bonds – 0.00%
†Mirant (Escrow) 2.50% 6/15/21 exercise price $67.95, expiration date 6/15/21	20,000	0
Total Convertible Bonds (cost $0)		0

«Senior Secured Loans – 2.53%
@Claires Stores 8.36% 5/7/14	20,000	18,300
@Community Health Systems 7.61% 7/2/14	75,000	71,875
@DaimlerChrysler
11.01% 7/1/12	100,000	95,000
13.51% 7/1/13	100,000	95,000
@Ford Motor 8.36% 11/29/13	34,825	32,866
@Rental Service 8.87% 11/21/13	100,000	95,500
@Spirit Finance 8.36% 5/23/13	50,000	48,750
@Talecris Biotherapeutics 2nd Lien 11.86% 12/6/14	70,000	71,050
Total Senior Secured Loans (cost $536,925)		528,341

	Number of
	Shares
Common Stock – 0.71%
†Adelphia	35,000	11,463
†Adelphia Recovery Trust Series ACC-1	34,350	3,023
†Adelphia Recovery Trust Series Arahova	26,097	12,265
@=Õ†#Avado Brands	121	0
†Century Communications	60,000	55
†Charter Communications Class A	1,300	5,278
†Foster Wheeler	274	30,795
†Mirant	613	23,190
†Petroleum Geo-Services ADR	585	14,016
†Teekay Petrojarl ADR	195	2,411
†Time Warner Cable Class A	1,176	44,946
†USGen	20,000	0
Total Common Stock (cost $92,039)		147,442

Warrant – 0.00%
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	55	0
Total Warrant (cost $4,679)		0
	Principal
	Amount
	(U.S.$)
^Discount Note – 10.94%
Federal Home Loan Bank 5.05% 8/1/07	$2,283,325	2,283,325
Total Discount Note (cost $2,283,325)		2,283,325

Total Value of Securities – 100.45%
(cost $21,848,676)		20,973,125
Liabilities Net of Receivables and Other Assets (See Notes) – (0.45%)		(93,251)
Net Assets Applicable to 2,682,743 Shares Outstanding – 100.00%		$20,879,874

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2007, the aggregate amount of Rule 144A securities equaled $4,965,951, which represented 23.78% of the Portfolio’s net assets. See Note 4 in "Notes."
‡Non-income producing security. Security is currently in default.
•Variable rate security. The rate shown is the rate as of July 31, 2007.
¶Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
†Non-income producing security for the period ended July 31, 2007.
@Illiquid security. At July 31, 2007, the aggregate amount of illiquid securities equaled $528,341, which represented 2.53% of the Portfolio’s net assets. See Note 4 in “Notes.”
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
ÕRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At July 31, 2007, the aggregate amount of the restricted security equaled $0.00 or 0.00% of the Portfolio’s net assets. See Note 4 in “Notes.”
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2007, the aggregate amount of fair valued securities equaled $52,105, which represented 0.25% of the Portfolio’s net assets. See Note 1 in "Notes."
^Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
PIK – Pay-in-Kind
REIT - Real Estate Investment Trust

The following swap contracts were outstanding at July 31, 2007:

Swap Contracts1

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Amount	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
CDX.NA.IG.HVOL
8-1 CDS IndexCo	$175,000	0.75%	6/20/12	$ (458)
Lehman Brothers
CDX.NA, XO-8
CDS IndexCo	282,500	1.40%	6/20/12	6,252
				$5,794
Protection Sold:
Lehman Brothers
Resident Capital
5yr CDS IndexCo	$(26,000)	4.60%	9/20/12	$ -

The use of swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The High-Yield Bond Portfolio (Portfolio).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Portfolio’s net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$21,857,940
Aggregate unrealized appreciation	$ 133,907
Aggregate unrealized depreciation	(1,018,722)
Net unrealized depreciation	$ (884,815)

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $4,123,496 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,292,184 expires in 2007, $1,887,452 expires in 2008, $612,814 expires in 2009 and $331,046 expires in 2010.

3. Swap Contracts
The Portfolio may enter into interest rate swap contracts, index swap contracts and credit default swap (“CDS”) contracts in accordance with its investment objectives. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (the "purchaser of protection") transfers to another party (the "seller of protection") the financial risk of a Credit Event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a Credit Event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended July 31, 2007, the Portfolio entered into CDS contracts as a purchaser and seller of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a Credit Event or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedules of Investment.

4. Credit and Market Risk
The Portfolio invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investor Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been identified on the Schedule of Investments.

5. Change of Custodian
On July 26, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Portfolio’s custodian. Prior to July 26, 2007, JPMorgan Chase served as the Portfolio’s Custodian.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Intermediate Fixed Income Portfolio

July 31, 2007

	Principal
	Amount	Value
	(U.S.$)	(U.S.$)
Agency Asset-Backed Securities – 0.40%
Fannie Mae Grantor Trust Series 2003-T4 2A5 4.907% 9/26/33	$21,766	$21,669
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31	33,669	33,536
•Series 2002-W11 AV1 5.66% 11/25/32	4,125	4,126
Total Agency Asset-Backed Securities (cost $59,297)		59,331

Agency Collateralized Mortgage Obligations – 3.50%
Fannie Mae Whole Loan
Series 2003-W10 1A4 4.505% 6/25/43	25,000	24,279
Series 2003-W15 2A7 5.55% 8/25/43	35,000	34,993
Freddie Mac
Series 1490 CA 6.50% 4/15/08	10,815	10,790
Series 2326 ZQ 6.50% 6/15/31	87,807	91,550
Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09	119,914	117,915
•Freddie Mac Strip Series 19 F 5.944% 6/1/28	21,309	21,208
•wFreddie Mac Structured Pass Through Securities Series T-60 1A4C 5.395% 3/25/44	15,000	14,908
GNMA
Series 2002-28 B 5.779% 7/16/24	21,611	21,784
Series 2002-61 BA 4.648% 3/16/26	63,700	63,103
Series 2003-5 B 4.486% 10/16/25	50,000	49,035
Series 2003-78 B 5.11% 10/16/27	40,000	39,624
•Vendee Mortgage Trust Series 2000-1 1A 6.812% 1/15/30	34,392	35,181
Total Agency Collateralized Mortgage Obligations (cost $523,811)		524,370

Agency Mortgage-Backed Securities – 7.50%
Fannie Mae
5.50% 5/15/09	15,246	15,185
6.50% 8/1/17	28,189	28,665
6.52% 1/1/08	2,427	2,420
8.50% 9/20/10	2,673	2,806
9.00% 4/1/09	3,234	3,262
•Fannie Mae ARM
4.792% 11/1/35	386,385	381,722
4.954% 8/1/34	52,907	53,269
6.461% 12/1/33	41,197	41,713
Fannie Mae FHAVA
9.00% 6/1/09	13,705	13,973
11.00% 12/1/15	3,393	3,697
Fannie Mae Relocation 30 yr
5.00% 1/1/34 Pool #763656	46,079	43,769
5.00% 1/1/34 Pool #763742	5,342	5,071
Fannie Mae S.F. 15 yr
4.00% 5/1/19	14,581	13,586
8.00% 10/1/14	9,597	9,691
8.50% 2/1/10	7,058	7,277
Fannie Mae S.F. 30 yr
6.00% 10/1/33	5,505	5,483
7.50% 12/1/10	2,520	2,540
7.50% 12/1/32	8,115	8,457
8.50% 5/1/11	2,206	2,255
8.50% 8/1/12	2,615	2,693
9.50% 4/1/18	1,697	1,848
Fannie Mae S.F. 30 yr TBA 5.50% 8/1/37	50,000	48,289
•Freddie Mac ARM
5.838% 4/1/34	19,887	20,050
7.222% 4/1/33	15,459	15,710
Freddie Mac Balloon 5 yr
4.00% 6/1/08	12,797	12,624
4.00% 1/1/09	6,701	6,585
Freddie Mac Balloon 7 yr 3.00% 8/1/10	269,876	255,778
Freddie Mac Relocation 15 yr
3.50% 9/1/18	42,864	39,332
3.50% 10/1/18	5,712	5,241

Freddie Mac S.F. 15 yr
4.00% 11/1/13	11,836	11,476
4.00% 3/1/14	12,572	12,163
8.50% 10/1/15	4,475	4,735
Freddie Mac S.F. 30 yr
6.50% 10/1/32	6,989	7,125
7.00% 11/1/33	13,864	14,318
9.25% 9/1/08	1,194	1,211
GNMA I S.F. 15 yr
6.00% 1/15/09	3,155	3,170
7.50% 4/15/13	7,108	7,134
8.50% 8/15/10	1,859	1,864
GNMA I S.F. 30 yr 7.50% 2/15/32	5,189	5,434
Total Agency Mortgage-Backed Securities (cost $1,129,909)		1,121,621

Agency Obligations – 3.94%
^Financing Corporation Interest Strip CPN13 5.345% 12/27/13	40,000	29,162
Freddie Mac
4.125% 7/12/10	260,000	253,964
5.00% 1/16/09	170,000	170,339
5.00% 2/16/17	140,000	136,403
Total Agency Obligations (cost $586,510)		589,868

Commercial Mortgage-Backed Securities – 10.08%
Bank of America Commercial Mortgage
Series 2004-5 A3 4.561% 11/10/41	20,000	19,289
Series 2005-1 A3 4.877% 11/10/42	30,000	29,629
•Series 2005-6 AM 5.353% 9/10/47	15,000	14,369
wCommercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34	27,881	28,530
Series 2006-C7 A2 5.69% 6/10/46	35,000	35,118
#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18	125,000	129,136
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	20,000	19,814
Deutsche Mortgage and Asset Receiving Series 1998-C1 A2 6.538% 6/15/31	42,121	42,088
DLJ Commercial Mortgage Series 1998-CF1 A3 6.70% 2/18/31	130,000	130,349
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	41,586	41,668
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C6.403% 3/15/33	20,000	20,511
General Electric Capital Commercial Mortgage Series 2005-C4 A2 5.305% 11/10/45	25,000	24,863
GMAC Commercial Mortgage Securities Series 1998-C2 A2 6.42% 5/15/35	13,869	13,928
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	40,000	39,407
•#Series 2006-RR3 A1S 144A 5.76% 7/18/56	100,000	93,904
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	55,000	54,533
Series 2002-C2 A2 5.05% 12/12/34	145,000	141,282
•#Series 2006-RR1A A1 144A 5.608% 10/18/52	40,000	38,949
Lehman Brothers-UBS Commercial Mortgage Trust Series 2001-C2 A1 6.27% 6/15/20	21,013	21,083
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.843% 5/12/39	70,000	69,867
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	171,810	167,390
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	125,000	123,094
•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18	33,238	32,238
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	45,000	43,748
Series 2006-1 B 5.588% 2/15/36	25,000	24,810
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20 A5 5.087% 7/15/42	30,000	29,420
Series 2006-C28 A2 5.50% 10/15/48	80,000	79,570
Total Commercial Mortgage-Backed Securities (cost $1,541,850)		1,508,587

Corporate Bonds – 27.08%
Banking – 3.05%
Marshall & Ilsley Bank 3.95% 8/14/09	140,000	137,097
National City 3.125% 4/30/09	90,000	86,598
•#Resona Preferred Global Securities 144A 7.191% 12/29/49	25,000	25,280
US Bank 6.375% 8/1/11	55,000	56,953
•VTB 24 Capital 6.18% 12/7/09	100,000	100,725
Wachovia 5.75% 6/15/17	27,000	26,513
Washington Mutual 5.25% 9/15/17	25,000	23,118
		456,284
Basic Industry – 0.96%
Lubrizol 4.625% 10/1/09	27,000	26,533

Praxair 5.20% 3/15/17	45,000	43,689
United States Steel 6.05% 6/1/17	22,000	21,247
Vale Overseas 6.25% 1/23/17	30,000	29,846
Weyerhaeuser 5.95% 11/1/08	22,000	22,149
		143,464
Brokerage – 1.94%
AMVESCAP
4.50% 12/15/09	90,000	88,369
5.625% 4/17/12	80,000	79,272
Bear Stearns 5.85% 7/19/10	45,000	44,892
•Lehman Brothers Holdings Capital Trust VIII 6.19% 5/29/49	10,000	9,668
Morgan Stanley 5.30% 3/1/13	70,000	68,780
		290,981
Capital Goods – 0.87%
General Electric 5.00% 2/1/13	37,000	36,166
General Electric Capital 5.40% 2/15/17	70,000	68,235
Pactiv
5.875% 7/15/12	15,000	15,171
6.40% 1/15/18	10,000	10,146
		129,718
Communications – 5.04%
AT&T 7.30% 11/15/11	32,000	34,197
BellSouth 4.20% 9/15/09	32,000	31,310
British Telecommunications 8.625% 12/15/10	55,000	60,333
Comcast
5.85% 11/15/15	55,000	53,730
6.45% 3/15/37	15,000	14,313
Cox Communications 4.625% 1/15/10	32,000	31,276
Embarq 7.082% 6/1/16	35,000	35,025
News America Holdings 7.375% 10/17/08	45,000	45,785
SBC Communications 5.10% 9/15/14	32,000	30,351
Sprint Capital 7.625% 1/30/11	55,000	57,871
Sprint Nextel 6.00% 12/1/16	40,000	37,814
Telecom Italia Capital 4.00% 1/15/10	47,000	45,329
Telefonos de Mexico 4.50% 11/19/08	65,000	64,357
Time Warner 5.50% 11/15/11	32,000	31,820
#Time Warner Cable 144A 5.40% 7/2/12	75,000	73,958
Viacom
•5.71% 6/16/09	27,000	27,097
5.75% 4/30/11	80,000	79,788
		754,354
Consumer Cyclical – 1.29%
CVS Caremark 5.75% 6/1/17	16,000	15,344
Federated Retail Holdings 5.35% 3/15/12	20,000	19,882
Fortune Brands 5.125% 1/15/11	35,000	34,677
Home Depot 4.625% 8/15/10	50,000	48,576
#Nissan Motor Acceptance 144A 5.625% 3/14/11	75,000	74,978
		193,457
Consumer Non-Cyclical – 0.86%
#Amgen 144A 5.85% 6/1/17	32,000	31,539
Kraft Foods 4.125% 11/12/09	50,000	48,484
Wyeth 5.50% 2/1/14	50,000	49,249
		129,272
Electric – 1.69%
Dominion Resources 5.687% 5/15/08	50,000	50,075
Entergy Arkansas 4.50% 6/1/10	80,000	78,085
FPL Group Capital
5.625% 9/1/11	27,000	27,241
•6.65% 6/15/67	17,000	16,699
Pacific Gas & Electric 4.20% 3/1/11	57,000	54,662
#Power Contract Financing 144A 6.256% 2/1/10	26,125	26,405
		253,167
Energy – 1.51%
Apache 5.625% 1/15/17	25,000	24,604
#Canadian Oil Sands 144A 4.80% 8/10/09	10,000	9,866
Devon Energy 7.95% 4/15/32	5,000	5,868
Halliburton 5.50% 10/15/10	22,000	22,065
Pemex Project Funding Master Trust 5.75% 12/15/15	75,000	73,077
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	90,000	89,816
		225,296
Financials – 4.13%
•American Express 6.80% 9/1/66	100,000	102,377

Capital One Bank 5.00% 6/15/09	110,000	109,187
#Capmark Financial Group 144A
5.875% 5/10/12	42,000	39,313
6.30% 5/10/17	145,000	128,669
International Lease Finance 5.75% 6/15/11	45,000	45,255
•JPMorgan Chase Capital XXI 6.305% 2/2/37	60,000	59,485
Residential Capital
•5.86% 6/9/08	27,000	25,922
6.00% 2/22/11	35,000	32,285
6.125% 11/21/08	32,000	30,707
•6.66% 11/21/08	15,000	14,425
•#Xstrata Finance 144A 5.71% 11/13/09	30,000	30,064
		617,689
Insurance – 2.94%
Aetna 7.875% 3/1/11	20,000	21,605
MetLife 5.00% 6/15/15	60,000	57,021
#Nippon Life Insurance 144A 4.875% 8/9/10	55,000	53,941
PMI Group 5.568% 11/15/08	70,000	69,650
Prudential Financial 6.10% 6/15/17	15,000	15,269
ReliaStar Financial 6.50% 11/15/08	77,000	77,714
Unitrin 6.00% 5/15/17	50,000	49,512
WellPoint
4.25% 12/15/09	20,000	19,469
5.00% 1/15/11	35,000	34,455
5.875% 6/15/17	15,000	14,932
•XL Capital 6.50% 12/31/49	30,000	26,819
		440,387
Natural Gas – 1.48%
Enbridge 5.80% 6/15/14	10,000	9,916
Southern Union 6.15% 8/16/08	110,000	110,721
Valero Logistics Operations 6.05% 3/15/13	100,000	101,493
		222,130
Real Estate – 0.78%
Developers Diversified Realty 4.625% 8/1/10	5,000	4,868
HRPT Properties Trust 6.25% 6/15/17	35,000	35,270
iStar Financial
5.15% 3/1/12	15,000	14,338
5.875% 3/15/16	30,000	26,970
Regency Centers 5.875% 6/15/17	35,000	34,773
		116,219
Transportation – 0.54%
Continental Airlines 6.503% 6/15/11	35,000	35,301
Delta Air Lines 7.57% 11/18/10	45,000	45,676
		80,977
Total Corporate Bonds (cost $4,094,261)		4,053,395

Municipal Bonds – 0.41%
West Virginia Tobacco Settlement Finance Authority Series A 7.467% 6/1/47	60,000	60,682
Total Municipal Bonds (cost $60,000)		60,682

Non-Agency Asset-Backed Securities – 9.57%
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 1A4 3.303% 11/25/29	38,784	38,239
Chase Manhattan Auto Owner Trust Series 2006-B A3 5.13% 5/15/11	100,000	99,972
CitiFinancial Mortgage Securities Series 2003-2 AF4 4.098% 5/25/33	180,000	177,436
Countrywide Asset-Backed Certificates
•Series 2006-1 AF3 5.348% 7/25/36	70,000	69,698
•Series 2006-3 2A2 5.50% 6/25/36	215,000	214,536
Series 2006-9 1AF3 5.859% 10/25/46	105,000	105,207
Series 2006-13 1AF3 5.944% 1/25/37	130,000	130,300
Series 2006-S5 A3 5.762% 6/25/35	75,000	74,753
Credit-Based Asset Servicing and Securitization Series 2007-CB1 AF2 5.721% 1/25/37	100,000	99,974
Honda Auto Receivables Owner Trust Series 2004-1 A4 3.06% 10/21/09	6,826	6,795
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	22,462	21,671
Mid-State Trust
Series 11 A1 4.864% 7/15/38	32,595	30,698
Series 2004-1 A 6.005% 8/15/37	6,185	6,232
#Series 2006-1 A 144A 5.787% 10/15/40	35,548	34,871
Renaissance Home Equity Loan Trust
Series 2005-3 AF2 4.723% 11/25/35	58,389	58,099
Series 2007-2 AF2 5.675% 6/25/37	30,000	29,964
Residential Asset Securities Series 2003-KS9 AI6 4.71% 11/25/33	50,369	49,092
Residential Funding Mortgage Securities II Series 2005-HI3 A2 5.09% 9/25/35	95,000	94,331

#Silverleaf Finance Series 2005-A A 144A 4.857% 11/15/16	18,978	18,806
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	41,946	37,720
Series 2004-16XS A2 4.91% 8/25/34	4,992	4,968
Series 2005-2XS 1A2A 4.51% 2/25/35	29,390	28,806
Total Non-Agency Asset-Backed Securities (cost $1,433,514)		1,432,168

Non-Agency Collateralized Mortgage Obligations – 16.25%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	50,000	48,898
Bank of America Alternative Loan Trust
Series 2004-2 1A1 6.00% 3/25/34	68,049	67,113
Series 2005-9 5A1 5.50% 10/25/20	58,729	57,720
•Bank of America Funding Securities
Series 2005-E 4A1 4.105% 3/20/35	37,247	37,111
Series 2006-F 1A2 5.173% 7/20/36	98,976	98,538
Bank of America Mortgage Securities Series 2005-9 2A1 4.75% 10/25/20	58,526	56,817
Countrywide Alternative Loan Trust
Series 2003-20CB 1A2 5.50% 10/25/33	110,660	109,660
Series 2004-28CB 6A1 6.00% 1/25/35	72,518	71,611
Series 2005-1CB 2A2 5.50% 3/25/35	130,152	127,797
Series 2005-85CB 2A2 5.50% 2/25/36	19,637	19,579
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2004-12 1M 5.199% 8/25/34	71,171	71,033
Series 2005-29 A1 5.75% 12/25/35	158,619	155,242
Series 2006-1 A2 6.00% 3/25/36	56,454	55,484
•Series 2006-HYB4 1A2 5.64% 6/20/36	56,020	56,524
Deutsche Alternative A Securities Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	117,366	115,487
GSR Mortgage Loan Trust Series 2004-2F 9A1 6.00% 9/25/19	19,160	19,154
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.777% 2/25/35	83,669	81,892
Series 2006-A2 3A3 5.68% 4/25/36	100,000	99,079
Series 2007-A1 B1 4.817% 7/25/35	99,603	97,229
Lehman Mortgage Trust Series 2006-1 3A3 5.50% 2/25/36	77,206	76,771
•MASTR Adjustable Rate Mortgages Trust
Series 2005-1 B1 5.412% 3/25/35	88,735	88,379
Series 2005-6 7A1 5.339% 6/25/35	64,790	64,227
•Structured Adjustable Rate Mortgage Loan Trust
Series 2005-22 4A2 5.374% 12/25/35	21,924	21,662
Series 2006-5 5A4 5.559% 6/25/36	36,619	36,359
•wWashington Mutual Mortgage Pass Through Certificates
Series 2004-AR4 A2 2.98% 6/25/34	23,407	23,369
Series 2006-AR14 1A4 5.649% 11/25/36	82,394	82,619
Series 2007-HY1 1A1 5.72% 2/25/37	147,442	147,883
Series 2007-HY3 4A1 5.353% 3/25/37	123,060	122,556
•Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR6 7A1 5.115% 3/25/36	159,124	156,607
Series 2006-AR11 A7 5.518% 8/25/36	89,680	89,260
Series 2006-AR12 1A2 6.026% 9/25/36	74,631	75,305
Total Non-Agency Collateralized Mortgage Obligations (cost $2,426,448)		2,430,965

U.S. Treasury Obligations – 15.81%
U.S. Treasury Bonds 4.50% 2/15/36	55,000	51,442
U.S. Treasury Inflation Index Bonds 2.00% 1/15/26	94,277	87,935
U.S. Treasury Inflation Index Notes
¥2.00% 1/15/14	371,316	360,873
2.375% 1/15/17	402,074	398,933
2.50% 7/15/16	159,573	160,296
3.00% 7/15/12	213,921	219,637
U.S. Treasury Notes
4.50% 4/30/09	95,000	94,852
4.50% 5/15/10	145,000	144,864
4.50% 5/15/17	180,000	176,217
4.75% 2/28/09	195,000	195,366
4.75% 5/31/12	25,000	25,160
4.875% 6/30/09	95,000	95,542
4.875% 6/30/12	155,000	156,841
^U.S. Treasury Strip 4.758% 11/15/13	265,000	197,984
Total U.S. Treasury Obligations (cost $2,370,241)		2,365,942

^Discount Note – 8.59%
Federal Home Loan Bank 5.05% 8/1/07	1,285,183	1,285,183

Total Discount Note (cost $1,285,183)	1,285,183

Total Value of Securities – 103.13%
(cost $15,511,024)	15,432,112
Liabilities Net of Receivables and Other Assets (See Notes) – (3.13%)	(468,077)
Net Assets Applicable to 1,524,398 Shares Outstanding – 100.00%	$14,964,035

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2007, the aggregate amount of Rule 144A securities equaled $1,173,586, which represented 7.84% of the Portfolio’s net assets. See Note 5 in “Notes.”
•Variable rate security. The rate shown is the rate as of July 31, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.
¥Fully or partially pledged as collateral for financial futures contracts.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
FHAVA – Federal Housing Administration & Veterans Administration
GNMA – Government National Mortgage Association
TBA – To be announced
S.F. – Single Family
yr – Year

The following futures contracts and swap contracts were outstanding at July 31, 2007:

Futures Contracts[1]
					Unrealized
	Contracts	Notional Cost	Notional		Appreciation
	To Buy (Sell)	(Proceeds)	Value	Expiration Date	(Depreciation)
10	U.S. Treasury 5 year Notes	$ 1,040,465	$ 1,054,688	9/30/07	$14,223
3	U.S. Treasury 10 year Notes	318,149	322,266	9/30/07	4,117
(1)	U.S. Treasury Long Bond	(105,778)	(110,063)	9/30/07	(4,285)
					$14,055
Swap Contracts[2]

Credit Default Swap Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Amount	Payments	Date	(Depreciation)
Protection Purchased:
ABX 2006 1 AA	$500,000	0.32%	7/25/45	$15,100
CDX North America Crossover Index-8 CDS	170,000	1.40%	6/20/12	3,728
CDX North America
Investment Grade Index 8-1 CDS	112,500	0.75%	6/20/12	(295)
				18,533
Protection Sold:
Residential Capital 5yr CDS	(18,500)	4.60%	9/20/12	–
				$18,533

Interest Rate Swap

Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Amount	Payments	Date	Depreciation
Goldman Sachs 5 yr IRS	$940,000	5.355%	5/2/12	$(9,348)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Intermediate Fixed Income Portfolio (Portfolio).

Security Valuation - U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio's financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares dividends daily from net investment income and pays such dividends monthly. The Portfolio declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$ 15,534,901
Aggregate unrealized appreciation	51,982
Aggregate unrealized depreciation	(154,771)
Net unrealized depreciation	$ (102,789)

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $450,659 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $133,807 expires in 2008; $26,277 expires in 2010; $112,676 expires in 2013; and $177,899 expires in 2014.

3. Futures Contracts
The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Swap Contracts
The Portfolio may enter into interest rate swap contracts, index swap contracts and credit default swap (CDS) contracts in accordance with its investment objectives. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a Credit Event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a Credit Event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended July 31, 2007, the Portfolio entered into CDS contracts as a purchaser and a seller of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a Credit Event or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

5. Credit and Market Risk
The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMO’s are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of July 31, 2007, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

8. Change in Custodian
On July 26, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The International Equity Portfolio

July 31, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 98.91%Δ
Australia – 9.67%
Amcor	3,954,515	$23,012,074
Foster's Group	9,341,002	46,487,628
National Australia Bank	1,896,981	61,690,429
Telstra	18,333,044	71,514,692
Wesfarmers	681,680	22,503,341
		225,208,164
Belgium – 1.88%
*Fortis	1,112,628	43,871,727
		43,871,727
Finland – 1.34%
UPM-Kymmene	1,403,956	31,197,272
		31,197,272
France – 14.15%
*Carrefour	568,088	40,287,623
*Cie de Saint-Gobain	441,475	48,721,873
France Telecom	1,470,145	39,524,929
Renault	474,611	68,593,482
*Societe Generale	323,298	55,570,045
†Suez Strip	172,462	2,359
*Total	976,540	76,906,730
		329,607,041
Germany – 5.71%
*Bayer	397,893	28,123,454
Deutsche Telekom	2,365,620	40,652,943
RWE	605,134	64,116,087
		132,892,484
Hong Kong – 2.39%
Hong Kong Electric Holdings	5,823,400	28,887,157
Wharf Holdings	6,497,013	26,821,549
		55,708,706
Italy – 5.07%
Intesa Sanpaolo	10,125,624	76,600,493
UniCredito Italiano	4,888,361	41,469,284
		118,069,777
Japan – 14.88%
Astellas Pharma	757,500	31,119,154
Canon	1,143,800	60,452,257
Kao	1,895,300	52,268,979
KDDI	4,375	29,021,202
Millea Holdings	1,150,352	45,758,063
Nitto Denko	130,500	6,846,471
Takeda Pharmaceutical	834,200	54,338,611
Toyota Motor	785,200	47,732,405
West Japan Railway	4,231	19,146,544
Yokohama Reito	1,000	7,583
		346,691,269
Netherlands – 4.49%
ING Groep CVA	1,399,713	59,090,106
Reed Elsevier	2,482,886	45,598,975
		104,689,081
New Zealand – 1.00%
*Telecom Corporation of New Zealand	6,743,323	23,332,312
		23,332,312
Singapore – 1.69%
Jardine Matheson Holdings	692,815	16,636,831
Oversea-Chinese Banking	3,856,200	22,810,535
		39,447,366
South Africa – 1.11%
Sasol	687,306	25,931,062
		25,931,062

Spain – 8.10%
Banco Santander Central Hispano	3,092,331	58,894,508
*Iberdrola	809,072	45,006,038
Telefonica	3,619,377	84,708,561
		188,609,107
Switzerland – 3.00%
Novartis	1,295,662	69,905,121
		69,905,121
Taiwan – 1.85%
Chunghwa Telecom ADR	1,614,888	26,774,843
Taiwan Semiconductors Manufacturing ADR	1,606,020	16,301,103
		43,075,946
United Kingdom – 22.58%
Aviva	1,327,246	18,447,248
BG Group	2,541,991	41,355,174
BP	4,504,757	52,102,190
Compass Group	3,174,744	21,404,521
GKN	3,247,898	25,225,978
GlaxoSmithKline	2,734,020	69,202,980
HBOS	3,497,129	68,108,553
Lloyds TSB Group	5,253,022	59,150,423
Royal Bank of Scotland Group	4,245,438	50,552,648
Royal Dutch Shell Class A	1,372,575	53,303,567
Unilever	2,148,369	67,057,738
		525,911,020
Total Common Stock (cost $1,638,004,683)		2,304,147,455

	Principal
	Amount (U.S.$)
Repurchase Agreements – 1.54%
With BNP Paribas 5.08% 8/1/07
(dated 7/31/07, to be repurchased at $15,868,239,
collateralized by $5,111,000 U.S. Treasury Notes
2.75% due 8/15/07, market value $5,172,634
and $10,857,000,U.S. Treasury Notes 5.625% due 5/15/08,
market value $11,043,961)	$15,866,000	15,866,000
With Cantor Fitzgerald 5.07% 8/1/07
(dated 7/31/07, to be repurchased at $8,655,219,
collateralized by $2,574,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $2,543,284
and $6,057,000 U.S. Treasury Notes 5.00% due 8/15/11,
market value $6,286,160)	8,654,000	8,654,000
With UBS Warburg 5.06% 8/1/07
(dated 7/31/07, to be repurchased at $11,250,581,
collateralized by $11,389,000 U.S. Treasury Notes 4.875%
due 6/30/09, market value $11,483,713)	11,249,000	11,249,000
Total Repurchase Agreements (cost $35,769,000)		35,769,000

Total Value of Securities Before Securities Lending Collateral – 100.45%
(cost $1,673,773,683)		2,339,916,455
Securities Lending Collateral** – 5.59%
Short-Term Investments – 5.59%
Bank of America 5.385% 8/1/07	42,001,292	42,001,292
Morgan Stanley 5.32% 8/1/07	88,203,649	88,203,649
Total Securities Lending Collateral (cost $130,204,941)		130,204,941
Total Value of Securities – 106.04%		2,470,121,396©
(cost $1,803,978,624)
Obligation to Return Securities Lending Collateral** – (5.59%)		(130,204,941)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.45%)		(10,504,122)
Net Assets Applicable to 93,753,862 Shares Outstanding – 100.00%		$2,329,412,333

ΔSecurities have been classified by country of origin.
†Non-income producing security for the period ended July 31, 2007.
*Fully or partially on loan.
©Includes $125,361,975 of securities loaned.
** See Note 4 in "Notes."

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate
GBP – British Pound Sterling
JPY – Japanese Yen
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at July 31, 2007:

Foreign Currency Exchange Contracts[1]
					Unrealized
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Appreciation
GBP	(70,672,000)	USD	143,902,397	10/31/07	559,790
JPY	262,153,816	USD	(2,208,778)	8/1/07	4,052
					$563,842

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The International Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before each Portfolio is valued. Short term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio's last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’ tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$1,805,503,797
Aggregate unrealized appreciation	672,491,382
Aggregate unrealized depreciation	(7,873,783)
Net unrealized appreciation	$664,617,599

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Portfolio records security lending income net of such allocation.

At July 31, 2007, the market value of securities on loan was $125,361,975, for which cash collateral was received and invested in accordance with the Lending Agreement. Such Investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of July 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

6. Change in Custodian
On August 2, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Portfolio’s custodian.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The International Fixed Income Portfolio

July 31, 2007

		Principal	Value
		Amount°	(U.S.$)
Bonds – 98.29%
Australia – 2.25%
New South Wales Treasury 5.50% 8/1/14	AUD	300,000	$ 239,885
Queensland Treasury 6.00% 10/14/15	AUD	540,000	443,755
			683,640
Austria – 8.29%
Oesterreichische Kontrollbank 1.80% 3/22/10	JPY	125,000,000	1,073,914
Republic of Austria
5.25% 1/4/11	EUR	500,000	702,666
6.25% 7/15/27	EUR	450,000	748,185
			2,524,765
Belgium – 4.83%
Kingdom of Belgium
5.50% 3/28/28	EUR	495,000	759,352
5.75% 9/28/10	EUR	500,000	710,878
			1,470,230
France – 7.59%
Compagnie de Financement Foncier 0.60% 3/23/10	JPY	12,000,000	99,872
Dexia Municipal Agency 1.80% 5/9/17	JPY	120,000,000	1,000,315
Government of France
5.00% 10/25/16	EUR	330,000	470,822
5.75% 10/25/32	EUR	460,000	741,037
			2,312,046
Germany – 27.23%
Deutsche Postbank 5.75% 3/19/09	EUR	1,500,000	1,068,246
Deutschland Republic
4.50% 1/4/13	EUR	200,000	275,675
4.75% 7/4/34	EUR	870,000	1,237,165
6.50% 7/4/27	EUR	560,000	963,286
KFW
1.75% 3/23/10	JPY	150,000,000	1,287,068
1.85% 9/20/10	JPY	140,000,000	1,205,709
5.00% 7/4/11	EUR	750,000	1,043,977
Rentenbank
1.375% 4/25/13	JPY	120,000,000	1,003,702
5.75% 1/21/15	AUD	260,000	208,224
			8,293,052
Ireland – 4.16%
Republic of Ireland 5.00% 4/18/13	EUR	900,000	1,266,255
			1,266,255
Italy – 3.59%
Republic of Italy 0.65% 3/20/09	JPY	130,000,000	1,092,489
			1,092,489
Japan – 16.48%
Development Bank of Japan
1.40% 6/20/12	JPY	190,000,000	1,607,689
1.75% 6/21/10	JPY	160,000,000	1,374,489
Japan Finance Corporation for Municipal Enterprises
1.55% 2/21/12	JPY	208,000,000	1,777,358
2.00% 5/9/16	JPY	30,000,000	257,715
			5,017,251
Mexico – 1.96%
Mexican Bonos
8.00% 12/23/10	MXN	3,000,000	277,111
9.50% 12/18/14	MXN	970,000	97,231
10.00% 12/5/24	MXN	2,000,000	222,370
			596,712
Netherlands – 9.21%
Bank Nederlandse Gemeenten 4.625% 9/13/12	EUR	1,000,000	1,371,652

Netherlands Government
3.75% 7/15/14	EUR	248,000	326,751
7.50% 1/15/23	EUR	610,000	1,106,025
			2,804,428
Norway – 3.29%
Eksportfinans 1.60% 3/20/14	JPY	119,000,000	1,001,280
			1,001,280
Portugal – 0.92%
Portugal Obrigacoes do Tesouro OT 5.15% 6/15/11	EUR	200,000	280,468
			280,468
Spain – 3.84%
Spanish Government 5.50% 7/30/17	EUR	790,000	1,169,773
			1,169,773
Supranational – 4.65%
European Investment Bank
1.40% 6/20/17	JPY	50,000,000	407,574
2.15% 1/18/27	JPY	80,000,000	661,061
International Bank for Reconstruction & Development 2.00% 2/18/08	JPY	41,000,000	348,195
			1,416,830
Total Bonds (cost $29,757,501)			29,929,219

Repurchase Agreements – 0.48%
With BNP Paribas 5.08% 8/1/07
(dated 7/31/07, to be repurchased at $64,809,
collateralized by $20,900 U.S. Treasury Notes
2.75% due 8/15/07, market value $21,113
and $44,300 U.S. Treasury Notes 5.625% due 5/15/08,
market value $45,079)	USD	64,800	64,800
With Cantor Fitzgerald 5.07% 8/1/07
(dated 7/31/07, to be repurchased at $35,305,
collateralized by $10,500 U.S. Treasury Notes
3.375% due 9/15/09, market value $10,381
and $24,700 U.S. Treasury Notes 5.00% due 8/15/11,
market value $25,659)		35,300	35,300
With UBS Warburg 5.06% 8/1/07
(dated 7/31/07, to be repurchased at $45,906,
collateralized by $46,500 U.S. Treasury Notes 4.875%
due 6/30/09, market value $46,874)		45,900	45,900
Total Repurchase Agreements (cost $146,000)			146,000

Total Value of Securities – 98.77%
(cost $29,903,501)			30,075,219
Receivables and Other Assets Net of Liabilities (See Notes) – 1.23%			374,914
Net Assets Applicable to 2,739,440 Shares Outstanding – 100.00%			$30,450,133

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
EUR – European Monetary Unit
JPY – Japanese Yen
MXN – Mexican Peso
USD – U.S. Dollar

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The International Fixed Income Portfolio (Portfolio).

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio's financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$30,090,065
Aggregate unrealized appreciation	1,036,843
Aggregate unrealized depreciation	(1,051,689)
Net unrealized depreciation	$ (14,846)

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $1,500,291 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $287,046 expires in 2008; $895,235 expires in 2009; and $318,010 expires in 2014.

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding at July 31, 2007.

4. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of July 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

5. Change in Custodian
On August 9, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Portfolio’s custodian.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Labor Select International Equity Portfolio

July 31, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 98.56%Δ
Australia – 11.25%
*Amcor	1,657,937	$ 9,647,850
Foster's Group	4,736,371	23,571,631
*National Australia Bank	913,961	29,722,304
Telstra	8,844,723	34,502,053
*Wesfarmers	386,973	12,774,594
		110,218,432
Belgium – 1.85%
*Fortis	458,260	18,069,523
		18,069,523
Finland – 1.40%
UPM-Kymmene	615,239	13,671,211
		13,671,211
France – 12.02%
*Carrefour	276,770	19,627,955
France Telecom	959,567	25,798,011
*Renault	198,925	28,749,772
*Societe Generale	148,309	25,492,078
†Suez Strip	106,724	1,460
*Total	229,588	18,081,044
		117,750,320
Germany – 3.97%
Bayer	162,577	11,491,096
RWE	258,704	27,410,604
		38,901,700
Hong Kong – 3.62%
Hong Kong Electric Holdings	3,860,500	19,150,130
Wharf Holdings	3,950,000	16,306,743
		35,456,873
Italy – 5.71%
Intesa Sanpaolo	4,109,936	31,091,725
UniCredito Italiano	2,929,489	24,851,645
		55,943,370
Japan – 15.21%
Astellas Pharma	442,200	18,166,191
Canon	578,700	30,585,522
Kao	824,000	22,724,444
KDDI	2,263	15,011,424
Millea Holdings	481,700	19,160,795
Nitto Denko	57,100	2,995,659
Takeda Pharmaceutical	397,000	25,860,020
West Japan Railway	3,197	14,467,384
		148,971,439
Netherlands – 4.76%
ING Groep	664,776	28,064,099
*Reed Elsevier	1,011,577	18,577,927
		46,642,026
New Zealand – 1.05%
*Telecom Corporation of New Zealand	2,984,992	10,328,256
		10,328,256
Singapore – 1.03%
United Overseas Bank	689,000	10,074,446
		10,074,446
Spain – 8.07%
Banco Santander Central Hispano	1,376,409	26,214,183
*Iberdrola	332,759	18,510,299
Telefonica	1,465,845	34,306,904
		79,031,386

Switzerland – 3.12%
Novartis	565,401	30,505,198
		30,505,198
United Kingdom – 25.50%
Aviva	547,697	7,612,381
BG Group	1,151,311	18,730,462
BP	2,539,091	29,367,223
Compass Group	1,753,662	11,823,409
GKN	1,528,433	11,871,130
GlaxoSmithKline	1,360,101	34,426,611
HBOS	1,320,695	25,721,277
Lloyds TSB Group	2,272,884	25,593,277
Royal Bank of Scotland Group	1,821,136	21,685,218
*Royal Dutch Shell Class A	770,621	29,926,851
Unilever	1,054,342	32,909,519
		249,667,358
Total Common Stock (cost $759,071,339)		965,231,538
	Principal
	Amount (U.S.$)
Repurchase Agreements – 1.09%
With BNP Paribas 5.08% 8/1/07
(dated 7/31/07, to be repurchased at $4,719,666,
collateralized by $1,52,000 U.S. Treasury Notes
2.75% due 8/15/07, market value $1,538,529
and $3,229,000 U.S. Treasury Notes 5.625% due 5/15/08,
market value $3,284,875)	$4,719,000	4,719,000
With Cantor Fitzgerald 5.07% 8/1/07
(dated 7/31/07, to be repurchased at $2,574,363,
collateralized by $766,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $756,465
and $1,802,000 U.S. Treasury Notes 5.00% due 8/15/11,
market value $1,869,732)	2,574,000	2,574,000
With UBS Warburg 5.06% 8/1/07
(dated 7/31/07, to be repurchased at $3,346,470,
collateralized by $3,388,000 U.S. Treasury Notes 4.875%
due 6/30/09, market value $3,415,673)	3,346,000	3,346,000
Total Repurchase Agreements (cost $10,639,000)		10,639,000

Total Value of Securities Before Securities Lending Collateral – 99.65%
(cost $769,710,339)		975,870,538

Securities Lending Collateral** – 15.18%
Short-Term Investments – 15.18%
Bank of America 5.385% 8/1/07	47,949,149	47,949,149
Morgan Stanley 5.32% 8/1/07	100,694,282	100,694,282
Total Securities Lending Collateral (cost $148,643,431)		148,643,431

Total Value of Securities – 114.83%
(cost $918,353,770)		1,124,513,969©
Obligation to Return Securities Lending Collateral** – (15.18%)		(148,643,431)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.35%		3,415,432
Net Assets Applicable to 43,794,553 Shares Outstanding – 100.00%		$ 979,285,970

ΔSecurities have been classified by country of origin.
†Non-income producing security for the period ended July 31, 2007.
*Fully or partially on loan.
**See Note 4 in “Notes.”
©Includes $143,664,126 of securities loaned.

Summary of Abbreviations:
GBP – British Pound Sterling
USD – U.S. Dollar
JPY – Japanese Yen

The following foreign currency exchange contracts were outstanding at July 31, 2007:

Foreign Currency Exchange Contracts[1]
				Unrealized
Contracts to Receive (Deliver)		In Exchange For	Settlement Date	Appreciation
GBP	(40,687,500)	USD 82,847,928	10/31/17	$322,284
JPY	114,540,572	USD (965,068)	8/1/07	1,764
				$324,048

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Labor Select International Equity Portfolio (the “Portfolio”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, is valued at amortized cost, which approximates value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Portfolio’s net asset value calculations as late as the Portfolio’s last Net Asset Value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio's financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$919,792,311
Aggregate unrealized appreciation	$207,381,982
Aggregate unrealized depreciation	(2,660,324)
Net unrealized appreciation	$204,721,658

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain is included in receivables and other assets net of liabilities on the Schedule of Investments.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Portfolio records security lending income net of such allocation.

At July 31, 2007, the market value of securities on loan was $143,664,126, for which cash collateral was received and invested in accordance with the Lending Agreement. Such Investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933; as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company, a Series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At July 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

6. Subsequent Event
On August 2, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Portfolio’s custodian.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Large-Cap Growth Equity Portfolio

July 31, 2007

	Number of
	Shares	Value
Common Stock – 98.85%
Basic Industry/Capital Goods – 4.11%
Praxair	210,000	$ 16,090,200
		16,090,200
Business Services – 15.47%
Expeditors International Washington	300,000	13,404,000
Paychex	350,000	14,483,000
†Research in Motion	80,000	17,120,000
United Parcel Service Class B	205,000	15,522,600
		60,529,600
Consumer Non-Durables – 14.44%
Procter & Gamble	245,000	15,155,700
Staples	625,000	14,387,500
Walgreen	335,000	14,800,300
Wal-Mart Stores	265,000	12,176,750
		56,520,250
Consumer Services – 15.49%
†eBay	520,000	16,848,000
International Game Technology	360,000	12,715,200
†MGM MIRAGE	165,000	12,063,150
Weight Watchers International	225,000	10,917,000
Western Union	405,000	8,079,750
		60,623,100
Financials – 9.69%
CME Group	29,000	16,022,500
†IntercontinentalExchange	145,000	21,913,850
		37,936,350
Health Care – 15.97%
Allergan	270,000	15,695,100
†Genentech	240,000	17,851,200
UnitedHealth Group	325,000	15,739,750
†Zimmer Holdings	170,000	13,219,200
		62,505,250
Technology – 23.68%
†Crown Castle International	300,000	10,875,000
†Google Class A	40,000	20,400,000
†Intuit	510,000	14,606,400
QUALCOMM	500,000	20,825,000
†SanDisk	206,600	11,079,958
Seagate Technology	634,000	14,905,340
		92,691,698
Total Common Stock (cost $358,303,891)		386,896,448
	Principal
	Amount
Repurchase Agreement – 1.17%
With BNP Paribas 5.08% 8/1/07
(dated 7/31/07, to be repurchased at $2,023,285,
collateralized by $652,000 U.S. Treasury Notes
2.75% due 8/15/07, market value $659,432
and $1,384,000 U.S. Treasury Notes 5.625% due 5/15/08,
market value $1,407,936)	$2,023,000	2,023,000
With Cantor Fitzgerald 5.07% 8/1/07
(dated 7/31/07, to be repurchased at $1,103,155,
collateralized by $328,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $324,230
and $772,000 U.S. Treasury Notes 5.00% due 8/15/11,
market value $801,389)	1,103,000	1,103,000

With UBS Warburg 5.06% 8/1/07
(dated 7/31/07, to be repurchased at $1,434,202,
collateralized by $1,452,000 U.S. Treasury Notes 4.875%
due 6/30/09, market value $1,463,998)	1,434,000	1,434,000
Total Repurchase Agreement (cost $4,560,000)		4,560,000

Total Value of Securities – 100.02%
(cost $362,863,891)		391,456,448
Liabilities Net of Receivables and Other Assets (See Notes) – (0.02%)		(59,219)
Net Assets Applicable to 41,481,303 Shares Outstanding – 100.00%		$391,397,229

†Non-income producing security for the period ended July 31, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Large-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$364,157,503
Aggregate unrealized appreciation	34,005,093
Aggregate unrealized depreciation	(6,706,148)
Net unrealized appreciation	$ 27,298,945

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $7,686,590 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2014.

3. Credit and Market Risk
The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of July 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Large-Cap Value Equity Portfolio

July 31, 2007

	Number of
	Shares	Value
Common Stock– 99.43%
Consumer Discretionary – 8.35%
Gap	23,300	$400,760
Limited Brands	16,100	388,815
Mattel	18,300	419,253
		1,208,828
Consumer Staples – 8.39%
Heinz (H.J.)	9,300	406,968
Kimberly-Clark	6,300	423,801
Safeway	12,000	382,440
		1,213,209
Energy – 6.99%
Chevron	5,800	494,508
ConocoPhillips	6,400	517,376
		1,011,884
Financials – 22.99%
Allstate	7,000	372,050
Chubb	8,700	438,567
†Discover Financial Services	18,300	421,815
Hartford Financial Services Group	4,900	450,163
Huntington Bancshares	19,500	374,400
Morgan Stanley	7,000	447,090
Wachovia	8,900	420,169
Washington Mutual	10,700	401,571
		3,325,825
Health Care – 17.31%
Abbott Laboratories	7,800	395,382
Baxter International	8,500	447,100
Bristol-Myers Squibb	14,600	414,786
Merck	9,100	451,815
Pfizer	16,500	387,915
Wyeth	8,400	407,568
		2,504,566
Industrials – 6.29%
Donnelley (R.R.) & Sons	10,900	460,634
Waste Management	11,800	448,754
		909,388
Information Technology – 16.67%
Hewlett-Packard	10,400	478,712
Intel	22,600	533,812
International Business Machines	4,600	508,990
Motorola	25,900	440,041
†Xerox	25,800	450,468
		2,412,023
Materials – 2.74%
duPont (E.I.) deNemours	8,500	397,205
		397,205
Telecommunications – 6.62%
AT&T	11,500	450,340
Verizon Communications	11,900	507,178
		957,518
Utilities – 3.08%
Progress Energy	10,200	445,332
		445,332
Total Common Stock (cost $12,766,945)		14,385,778

	Principal
	Amount
Repurchase Agreements – 0.82%
With BNP Paribas 5.08% 8/1/07
(dated 7/31/07, to be repurchased at $52,787,
collateralized by $17,000 U.S. Treasury Notes
2.75% due 8/15/07, market value $17,209
and $36,120 U.S. Treasury Notes 5.625% due 5/15/08,
market value $36,742)	$52,780	52,780
With Cantor Fitzgerald 5.07% 8/1/07
(dated 7/31/07, to be repurchased at $28,794
collateralized by $8,560 U.S. Treasury Notes
3.375% due 9/15/09, market value $8,461
and $20,150 U.S. Treasury Notes 5.00% due 8/15/11,
market value $20,913)	28,790	28,790
With UBS Warburg 5.06% 8/1/07
(dated 7/31/07, to be repurchased at $37,435,
collateralized by $37,890 U.S. Treasury Notes 4.875%
due 6/30/09, market value $38,205)	37,430	37,430
Total Repurchase Agreements (cost $119,000)		119,000

Total Value of Securities – 100.25%
(cost $12,885,945)		14,504,778
Liabilities Net of Receivables and Other Assets (See Notes) – (0.25%)		(36,790)
Net Assets Applicable to 669,063 Shares Outstanding – 100.00%		$14,467,988

†Non-income producing security for the period ended July 31, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Large-Cap Value Equity Portfolio (Portfolio).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$12,916,235
Aggregate unrealized appreciation	1,987,581
Aggregate unrealized depreciation	(399,038)
Net unrealized appreciation	$1,588,543

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $615,237 may be carried forward and applied against future capital gains. Such capital loss carryforwards expires in 2011.

3. Credit and Market Risk
The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of July 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

4. Change in Custodian
On August 2, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Portfolio’s custodian.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – Mid-Cap Growth Equity

July 31, 2007

	Number of
	Shares	Value
Common Stock – 97.00%²
Basic Industry/Capital Goods – 10.25%
Allegheny Technologies	900	$94,437
Joy Global	1,400	69,286
Manitowoc	1,100	85,437
†Mettler-Toledo International	600	57,096
Oshkosh Truck	1,000	57,250
Roper Industries	1,100	65,978
Trinity Industries	2,100	80,283
		509,767
Business Services – 6.94%
Dun & Bradstreet	600	58,656
Expeditors International Washington	1,800	80,424
†Fiserv	1,200	59,304
Paychex	2,000	82,760
†WESCO International	1,200	64,260
		345,404
Consumer Durables – 1.72%
†Activision	5,000	85,550
		85,550
Consumer Non-Durables – 13.00%
†Amazon.com	300	23,562
American Eagle Outfitters	1,750	42,455
†Coach	3,200	145,472
†Dick's Sporting Goods	1,400	78,722
Flowers Foods	2,400	49,200
†J. Crew Group	1,300	65,390
Nordstrom	1,800	85,644
Staples	1,800	41,436
†Starbucks	1,900	50,692
†Urban Outfitters	3,200	64,192
		646,765
Consumer Services – 7.32%
Host Hotels & Resorts	1,893	39,980
International Game Technology	1,900	67,108
Marriott International Class A	1,200	49,860
†National CineMedia	600	14,940
†NutriSystem	1,000	55,720
Starwood Hotels & Resorts Worldwide	1,400	88,144
†Wynn Resorts	500	48,280
		364,032
Energy – 7.76%
†Compagnie Generale de Geophysique-Veritas ADR	1,900	95,855
†Helix Energy Solutions Group	1,400	54,530
†National Oilwell Varco	1,300	156,143
Smith International	1,300	79,833
		386,361
Financials – 7.05%
†Affiliated Managers Group	600	67,800
†E Trade Financial	1,200	22,224
†IntercontinentalExchange	200	30,226
Legg Mason	500	45,000
Lehman Brothers Holdings	1,100	68,200
†Oaktree Capital Group	1,000	33,250
People's United Financial	2,900	46,748
Zions Bancorp	500	37,275
		350,723
Health Care – 15.14%
†Abraxis BioScience	3,100	62,062
†Barr Pharmaceuticals	1,600	81,952

Bausch & Lomb	1,400	89,502
Dade Behring Holdings	1,200	89,820
†DaVita	1,000	52,940
†Express Scripts Class A	600	30,078
†Hologic	400	20,720
†Invitrogen	1,100	78,980
Manor Care	600	38,010
†Medco Health Solutions	1,000	81,270
Omnicare	1,200	39,792
†PDL BioPharma	900	21,141
†Regeneron Pharmaceuticals	2,800	41,692
†Sepracor	900	25,317
		753,276
Technology – 25.47%
†Amdocs	1,200	43,428
†American Tower Class A	1,600	66,656
†Broadcom Class A	2,200	72,182
†Ciena	1,557	56,877
†Citrix Systems	1,000	36,170
†F5 Networks	1,000	86,690
†Focus Media Holding ADR	1,600	66,096
L-3 Communications Holdings	800	78,048
†MetroPCS Communications	900	32,958
†Microsemi	3,600	83,916
National Semiconductor	2,700	70,173
†NII Holdings	1,200	100,824
†Nuance Communications	3,600	59,328
†Polycom	2,500	77,425
†Riverbed Technology	1,600	70,656
†salesforce.com	1,700	66,062
†SanDisk	1,400	75,082
Satyam Computer Services ADR	2,900	77,314
†Sina	1,100	47,322
		1,267,207
Transportation – 1.01%
Hunt (J.B.) Transport Services	1,800	50,274
		50,274
Utilities – 1.34%
Alliant Energy	1,800	66,510
		66,510
Total Common Stock (cost $3,687,481)		4,825,869

	Principal
	Amount
Repurchase Agreements – 2.71%
With BNP Paribas 5.08% 8/1/07
(dated 7/31/07, to be repurchased at $59,888,
collateralized by $19,290 U.S. Treasury Notes
2.75% due 8/15/07, market value $19,523
and $40,980 U.S. Treasury Notes 5.625% due 5/15/08,
market value $41,682)	$59,880	59,880
With Cantor Fitzgerald 5.07% 8/1/07
(dated 7/31/07, to be repurchased at $32,665,
collateralized by $9,720 U.S. Treasury Notes
3.375% due 9/15/09, market value $9,599
and $22,860 U.S. Treasury Notes 5.00% due 8/15/11,
market value $23,725)	32,660	32,660
With UBS Warburg 5.06% 8/1/07
(dated 7/31/07, to be repurchased at $42,466,
collateralized by $42,990 U.S. Treasury Notes 4.875%
due 6/30/09, market value $43,342)	42,460	42,460
Total Repurchase Agreements (cost $135,000)		135,000

Total Value of Securities – 99.71%
(cost $3,822,481)		4,960,869
Receivables and Other Assets Net of Liabilities (See Notes) – 0.29%		14,204
Net Assets Applicable to 1,263,283 Shares Outstanding – 100.00%		$4,975,073

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non-income producing security for the period ended July 31, 2007.
ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Mid-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$3,877,525
Aggregate unrealized appreciation	1,253,280
Aggregate unrealized depreciation	(169,936)
Net unrealized appreciation	$1,083,344

3. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of July 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

4. Change in Custodian
On August 2, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Portfolio’s custodian.

Schedule of Investments (Unaudited)

Delaware REIT Fund

July 31, 2007

	Number of
	Shares	Value
Common Stock – 97.58%
Diversified REITs – 7.59%
Spirit Finance	270,800	$ 3,934,724
Vornado Realty Trust	223,099	23,878,286
		27,813,010
Health Care REITs – 4.44%
Health Care Property Investors	159,100	4,333,884
Health Care REIT	157,300	5,774,483
Ventas	188,500	6,148,870
		16,257,237
Hotel Operating Company – 6.24%
Hilton Hotels	186,500	8,245,165
Marriott International Class A	108,600	4,512,330
Starwood Hotels & Resorts Worldwide	160,750	10,120,820
		22,878,315
Hotel REITs – 6.28%
Ashford Hospitality Trust	314,300	3,212,146
Hersha Hospitality Trust	369,510	3,879,855
Host Hotels & Resorts	752,993	15,903,212
		22,995,213
Industrial REITs – 7.14%
AMB Property	176,135	9,384,473
ProLogis	294,607	16,763,138
		26,147,611
Mall REITs – 13.72%
General Growth Properties	247,654	11,882,439
Macerich	134,100	9,809,415
Simon Property Group	330,451	28,593,925
		50,285,779
Manufactured Housing REITs – 1.18%
Equity Lifestyle Properties	95,500	4,331,880
		4,331,880
Multifamily REITs – 19.34%
Apartment Investment & Management	159,300	6,730,425
Archstone-Smith Trust	284,900	16,356,110
AvalonBay Communities	103,526	11,177,702
BRE Properties	149,400	7,549,182
Equity Residential	369,200	14,697,852
Essex Property Trust	59,692	6,421,665
Home Properties	101,100	4,680,930
Post Properties	74,200	3,267,768
		70,881,634
Office REITs – 14.00%
Alexandria Real Estate Equities	83,074	7,155,164
Boston Properties	147,800	13,965,622
Brandywine Realty Trust	269,900	6,509,988
Highwoods Properties	194,100	6,314,073
Kilroy Realty	69,300	4,464,999
SL Green Realty	106,253	12,901,239
		51,311,085
Office/Industrial REITs – 1.87%
Digital Realty Trust	135,500	4,491,825
PS Business Parks	46,200	2,360,820
		6,852,645
Real Estate Operating Companies – 1.28%
Brookfield Properties	207,700	4,694,020
		4,694,020
Self-Storage REITs – 3.73%
Extra Space Storage	134,500	1,888,380
Public Storage	168,000	11,775,120
		13,663,500

Shopping Center REITs – 9.37%
Developers Diversified Realty	72,722	3,490,656
Equity One	135,200	3,120,416
Federal Realty Investment Trust	111,411	8,371,423
Kimco Realty	228,700	8,537,370
Kite Realty Group Trust	212,004	3,383,584
Regency Centers	114,261	7,412,111
		34,315,560
Specialty REITs – 1.40%
Entertainment Properties Trust	29,700	1,323,135
Plum Creek Timber	97,600	3,792,736
		5,115,871
Total Common Stock (cost $349,226,746)		357,543,360

	Principal
	Amount
Repurchase Agreements – 2.90%
With BNP Paribas 5.08% 8/1/07
(dated 7/31/07, to be repurchased at $4,718,666,
collateralized by $1,520,000 U.S. Treasury Notes
2.75% due 8/15/07, market value $1,538,096
and $3,228,000 U.S. Treasury Notes 5.625% due 5/15/08,
market value $3,283,949)	$4,718,000	4,718,000
With Cantor Fitzgerald 5.07% 8/1/07
(dated 7/31/07, to be repurchased at $2,573,362,
collateralized by $766,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $756,252
and $1,801,000 U.S. Treasury Notes 5.00% due 8/15/11,
market value $1,869,205)	2,573,000	2,573,000
With UBS Warburg 5.06% 8/1/07
(dated 7/31/07, to be repurchased at $3,345,470,
collateralized by $3,387,000 U.S. Treasury Notes 4.875%
due 6/30/09, market value $3,414,710)	3,345,000	3,345,000
Total Repurchase Agreements (cost $10,636,000)		10,636,000

Total Value of Securities – 100.48%
(cost $359,862,746)		368,179,360
Liabilities Net of Receivables and Other Assets (See Notes) – (0.48%)		(1,767,974)
Net Assets Applicable to 23,125,371 Shares Outstanding – 100.00%		$366,411,386

REIT - Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust –Delaware REIT Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in investment companies, is valued at unit value per share. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$360,011,795
Aggregate unrealized appreciation	$ 36,346,559
Aggregate unrealized depreciation	(28,178,994)
Net unrealized appreciation	$ 8,167,565

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the market aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation. At July 31, 2007, the Fund had no securities on loan.

4. Credit and Market Risk
The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At July 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investment® Fund (each a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

6. Subsequent Event
On August 2, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Real Estate Investment Trust Portfolio II

July 31, 2007

	Number of
	Shares	Value
Common Stock – 97.13%
Diversified REITs – 7.53%
Spirit Finance	9,000	$130,770
Vornado Realty Trust	7,300	781,319
		912,089
Health Care REITs – 4.41%
Health Care Property Investors	5,200	141,648
Health Care REIT	5,200	190,892
Ventas	6,200	202,244
		534,784
Hotel REITs – 7.45%
Ashford Hospitality Trust	10,200	104,244
Hersha Hospitality Trust	12,100	127,050
Host Hotels & Resorts	24,734	522,382
Marriott International Class A	3,600	149,580
		903,256
Industrial REITs – 7.10%
AMB Property	5,780	307,958
ProLogis	9,700	551,930
		859,888
Mall REITs – 13.69%
General Growth Properties	8,100	388,638
Macerich	4,400	321,860
Simon Property Group	10,970	949,234
		1,659,732
Manufactured Housing REITs – 1.12%
Equity Lifestyle Properties	3,000	136,080
		136,080
Multifamily REITs – 19.17%
Apartment Investment & Management	5,200	219,700
Archstone-Smith Trust	9,300	533,913
AvalonBay Communities	3,400	367,098
BRE Properties	4,900	247,597
Equity Residential	12,100	481,701
Essex Property Trust	2,000	215,160
Home Properties	3,300	152,790
Post Properties	2,400	105,696
		2,323,655
Office REITs – 13.84%
Alexandria Real Estate Equities	2,700	232,551
Boston Properties	4,800	453,552
Brandywine Realty Trust	8,800	212,256
Highwoods Properties	6,400	208,192
Kilroy Realty	2,300	148,189
SL Green Realty	3,480	422,542
		1,677,282
Office/Industrial REITs – 2.89%
Digital Realty Trust	4,500	149,175
Plum Creek Timber	3,200	124,352
PS Business Parks	1,500	76,650
		350,177
Real Estate Operating Companies – 6.52%
Brookfield Properties	6,900	155,940
Hilton Hotels	6,100	269,681
Starwood Hotels & Resorts Worldwide	5,800	365,168
		790,789
Self-Storage REITs – 3.69%
Extra Space Storage	4,400	61,776
Public Storage	5,500	385,495
		447,271

Shopping Center REITs – 9.35%
Developers Diversified Realty	2,400	115,200
Equity One	4,400	101,552
Federal Realty Investment Trust	3,700	278,018
Kimco Realty	7,500	279,975
Kite Realty Group Trust	7,000	111,720
Regency Centers	3,800	246,506
		1,132,971
Specialty REITs – 0.37%
Entertainment Properties Trust	1,000	44,550
		44,550
Total Common Stock (cost $12,975,897)		11,772,524
	Principal
	Amount
Repurchase Agreements – 3.58%
With BNP Paribas 5.08% 8/1/07
(dated 7/31/07, to be repurchased at $192,527,
collateralized by $62,000 U.S. Treasury Notes
2.75% due 8/15/07, market value $62,762
and $131,700 U.S. Treasury Notes 5.625% due 5/15/08,
market value $134,001)	$192,500	192,500
With Cantor Fitzgerald 5.07% 8/1/07
(dated 7/31/07, to be repurchased at $105,015,
collateralized by $31,200 U.S. Treasury Notes
3.375% due 9/15/09, market value $30,859
and $73,500 U.S. Treasury Notes 5.00% due 8/15/11,
market value $76,273)	105,000	105,000
With UBS Warburg 5.06% 8/1/07
(dated 7/31/07, to be repurchased at $136,519,
collateralized by $138,200 U.S. Treasury Notes 4.875%
due 6/30/09, market value $139,337)	136,500	136,500
Total Repurchase Agreements (cost $434,000)		434,000

Total Value of Securities – 100.71%
(cost $13,409,897)		12,206,524
Liabilities Net of Receivables and Other Assets – (See Notes) (0.71%)		(85,968)
Net Assets Applicable to 1,000,180 Shares Outstanding – 100.00%		$12,120,556

REIT - Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Real Estate Investment Trust Portfolio II (Portfolio).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$13,422,255
Aggregate unrealized appreciation	135,486
Aggregate unrealized depreciation	(1,351,217)
Net unrealized depreciation	$(1,215,731)

3. Credit and Market Risk
The Portfolio concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of July 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

4. Change in Custodian
On August 2, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Portfolio’s custodian.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Small-Cap Growth Equity Portfolio

July 31, 2007

	Number of
	Shares	Value
Common Stock – 97.51%²
Basic Industry/Capital Goods – 13.30%
AMCOL International	10,100	$ 289,163
Bucyrus International Class A	8,700	552,972
Carpenter Technology	3,900	462,891
†Hexcel	16,500	358,710
†Itron	5,100	405,093
Kaydon	6,400	340,544
†Mettler-Toledo International	4,900	466,284
†Middleby	7,200	446,472
MSC Industrial Direct Class A	9,881	496,915
UAP Holding	17,400	472,758
		4,291,802
Business Services – 4.36%
†Advisory Board	9,200	473,708
†Geo Group	18,400	508,944
†Monster Worldwide	8,900	346,121
†PRA International	2,700	78,111
		1,406,884
Consumer Durables – 1.60%
†THQ	18,000	517,680
		517,680
Consumer Non-Durables – 14.19%
†Bare Escentuals	5,500	155,155
†Coach	20,284	922,111
†Crocs	9,600	569,472
†Dick's Sporting Goods	13,700	770,351
†DSW Class A	9,600	319,104
†J. Crew Group	9,600	482,880
†Lululemon Athletica	4,800	154,272
†Under Armour Class A	11,900	730,779
†Zumiez	12,800	473,472
		4,577,596
Consumer Services – 5.67%
†Cenveo	28,400	596,684
†NutriSystem	6,500	362,180
†Sonic	11,600	239,656
†Texas Roadhouse Class A	26,400	313,368
†Wynn Resorts	3,300	318,648
		1,830,536
Energy – 4.79%
Carbo Ceramics	9,250	416,990
†Core Laboratories	3,500	376,705
†Helix Energy Solutions Group	13,400	521,930
†North American Energy Partners	13,400	231,016
		1,546,641
Financials – 9.22%
Delphi Financial Group Class A	8,425	338,432
Hanover Insurance Group	8,600	377,454
†Investment Technology Group	9,700	387,612
KKR Financial Holdings	12,500	259,250
†Meruelo Maddux Properties	19,200	123,072
†Nasdaq Stock Market	7,700	236,929
†Signature Bank	5,300	163,717
Waddell & Reed Financial Class A	21,100	531,931
Webster Financial	6,300	273,798
Whitney Holding	11,300	282,387
		2,974,582
Health Care – 14.89%
†Acadia Pharmaceuticals	11,600	162,864
†Align Technology	16,113	420,549

†Cepheid	14,500	213,875
†Chattem	300	16,848
†Collagenex Pharmaceuticals	9,300	108,438
†Conceptus	14,400	233,280
†Hologic	2,000	103,600
†LifeCell	14,500	445,005
†Martek Biosciences	4,200	107,604
†Medarex	26,700	378,072
†Nektar Therapeutics	12,600	96,138
†NuVasive	7,900	226,572
†PDL BioPharma	5,250	123,323
†Progenics Pharmaceuticals	12,200	259,982
†Regeneron Pharmaceuticals	13,900	206,971
†Sciele Pharma	10,600	245,814
†Techne	4,900	275,674
†United Therapeutics	11,900	825,384
†Wright Medical Group	14,700	355,887
		4,805,880
Technology – 28.03%
†Airvana	9,700	68,482
†Akamai Technologies	9,700	329,412
†American Reprographics	5,900	147,028
†Equinix	6,100	530,151
†F5 Networks	6,400	554,816
†Foundry Networks	35,100	617,409
†Informatica	39,800	554,812
†Microsemi	27,700	645,687
†Nuance Communications	42,000	692,160
†Opsware	47,200	665,520
†Polycom	22,500	696,825
†Powerwave Technologies	77,900	509,466
†Riverbed Technology	10,700	472,512
†salesforce.com	10,200	396,372
†Shutterfly	23,400	602,550
†Silicon Laboratories	12,600	438,858
†Sina	3,100	133,362
†Solera Holdings	24,400	456,280
†Super Micro Computer	8,500	76,075
†Varian Semiconductor Equipment Associates	9,700	455,900
		9,043,677
Transportation – 1.46%
†American Commercial Lines	4,800	106,320
Hunt (J.B.) Transport Services	13,100	365,883
		472,203
Total Common Stock (cost $21,907,051)		31,467,481

	Principal
	Amount
Repurchase Agreements – 2.48%
With BNP Paribas 5.08% 8/1/07
(dated 7/31/07, to be repurchased at $355,050,
collateralized by $114,000 U.S. Treasury Notes
2.75% due 8/15/07, market value $115,545
and $242,000 U.S. Treasury Notes 5.625% due 5/15/08,
market value $246,698)	$355,000	355,000
With Cantor Fitzgerald 5.07% 8/1/07
(dated 7/31/07, to be repurchased at $193,027,
collateralized by $58,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $56,811
and $135,000 U.S. Treasury Notes 5.00% due 8/15/11,
market value $140,419)	193,000	193,000
With UBS Warburg 5.06% 8/1/07
(dated 7/31/07, to be repurchased at $251,035,
collateralized by $254,000 U.S. Treasury Notes 4.875%
due 6/30/09, market value $256,521)	251,000	251,000
Total Repurchase Agreements (cost $799,000)		799,000

Total Value of Securities – 99.99%
(cost $22,706,051)	32,266,481
Receivables and Other Assets Net of Liabilities (See Notes) – 0.01%	2,208
Net Assets Applicable to 1,976,563 Shares Outstanding – 100.00%	$32,268,689

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non-income producing security for the period ended July 31, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Small-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Portfolio’s net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact of the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$23,272,946
Aggregate unrealized appreciation	$ 9,796,332
Aggregate unrealized depreciation	(802,797)
Net unrealized appreciation	$ 8,993,535

3. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company, a Series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At July 31, 2007, there no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

4. Subsequent Event
On August 2, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Portfolio’s custodian.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Smid-Cap Growth Equity Portfolio

July 31, 2007

	Number of
	Shares	Value
Common Stock – 97.89%²
Basic Industry/Capital Goods – 11.31%
Allegheny Technologies	400	$41,972
Dynamic Materials	1,600	67,312
†Flow International	2,700	24,921
Joy Global	700	34,643
†Middleby	600	37,206
Trinity Industries	1,100	42,053
Woodward Governor	700	40,425
		288,532
Business Services – 4.83%
†Global Cash Access Holdings	2,000	27,320
†Monster Worldwide	700	27,223
†Portfolio Recovery Associates	700	36,575
†WESCO International	600	32,130
		123,248
Consumer Durables – 3.49%
†Activision	2,500	42,775
†Williams Scotsman International	1,700	46,155
		88,930
Consumer Non-Durables – 9.20%
†Coach	900	40,914
†Crocs	800	47,456
†Hibbett Sports	1,200	30,756
†Under Armour Class A	800	49,128
†Urban Outfitters	1,900	38,114
†Volcom	800	28,384
		234,752
Consumer Services – 9.43%
†Chipotle Mexican Grill Class A	700	61,838
†First Cash Financial Services	2,100	45,759
Host Hotels & Resorts	1,400	29,568
†Life Time Fitness	800	41,136
†NutriSystem	600	33,432
†Wynn Resorts	300	28,968
		240,701
Energy – 6.46%
†Cameron International	600	46,800
†Geophysique-Veritas ADR	900	45,405
†Grant Prideco	600	33,660
†Helix Energy Solutions Group	1,000	38,950
		164,815
Financials – 7.10%
†Affiliated Managers Group	300	33,900
†AmCOMP	2,700	22,734
Ashford Hospitality Trust	2,400	24,528
Home Bancshares	900	17,811
†IntercontinentalExchange	100	15,113
KKR Financial Holdings	1,000	20,740
MVC Capital	1,700	27,489
PennantPark Investment	1,413	18,793
		181,108

Health Care – 19.07%
†Abraxis BioScience	1,600	32,032
†ACADIA Pharmaceuticals	700	9,828
†Angiotech Pharmaceuticals	1,400	9,702
†Barr Pharmaceuticals	800	40,976
Bausch & Lomb	700	44,751
Dade Behring Holdings	600	44,910
†DaVita	500	26,470
†Express Scripts	200	10,026
†Hologic	200	10,360
†Invitrogen	500	35,900
†LifeCell	1,000	30,690
Manor Care	200	12,670
†Martek Biosciences	300	7,686
†Medarex	1,900	26,904
†Micrus Endovascular	600	14,112
Pall	600	24,912
†PDL BioPharma	600	14,094
†Regeneron Pharmaceuticals	1,400	20,846
†Sepracor	500	14,065
†United Therapeutics	800	55,488
		486,422
Technology – 25.91%
†Akamai Technologies	800	27,168
†ANSYS	900	23,436
†Citrix Systems	900	32,553
†F5 Networks	500	43,345
†Foundry Networks	2,600	45,734
†Informatica	3,200	44,608
†Microsemi	1,900	44,289
†Netezza	300	4,575
†Nuance Communications	2,900	47,792
†Perot Systems Class A	1,800	27,396
†PhotoChannel Networks	6,500	21,580
†Polycom	1,300	40,261
†Riverbed Technology	800	35,328
†salesforce.com	900	34,974
Satyam Computer Services ADR	1,500	39,990
†SAVVIS	600	22,536
†SBA Communications Class A	1,200	39,984
†Solera Holdings	300	5,610
†Starent Networks	800	14,496
†Syke Enterprises	1,800	30,132
†Varian Semiconductor Equipment Associates	750	35,250
		661,037
Transportation – 1.09%
Hunt (J.B.) Transport Services	1,000	27,930
		27,930
Total Common Stock (cost $2,034,434)		2,497,475

Total Value of Securities – 97.89%
(cost $2,034,434)		2,497,475
Receivables and Other Assets Net of Liabilities (See Notes) – 2.11%		53,748
Net Assets Applicable to 235,295 Shares Outstanding – 100.00%		$2,551,223

ADR – American Depositary Receipts
†Non-income producing security for the period ended July 31, 2007.
²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Smid-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in portfolio net asset value calculations as late as the portfolio's last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio's financial statements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$2,035,097
Aggregate unrealized appreciation	541,879
Aggregate unrealized depreciation	(79,501)
Net unrealized appreciation	$ 462,378

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $44,605 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $40,980 expires in 2013 and $3,625 in 2014.

3. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. As of July 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: